NAVIGATOR EQUITY HEDGED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2024

Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 88.6%
	EQUITY - 88.6%
13,050	First Trust Dow Jones Internet Index Fund(a)				$2,497,770
96,861	Global X Robotics & Artificial Intelligence ETF				2,768,287
8,639	Invesco Nasdaq 100 ETF				1,482,539
3,734	iShares Expanded Tech-Software Sector ETF				1,569,699
25,803	iShares MSCI Emerging Markets ex China ETF				1,394,910
30,178	iShares MSCI Eurozone ETF				1,423,194
75,955	iShares MSCI International Quality Factor ETF				2,841,477
30,929	iShares Russell Top 200 Growth ETF				5,576,189
2,507	iShares Semiconductor ETF				1,469,227
43,047	SPDR S&P Bank ETF				1,927,645
29,016	SPDR S&P Homebuilders ETF				2,721,701
37,807	SPDR S&P Regional Banking ETF				1,879,008
					27,551,646

	TOTAL EXCHANGE-TRADED FUNDS (Cost $26,843,526)				27,551,646

	SHORT-TERM INVESTMENTS — 10.4%
	MONEY MARKET FUNDS - 10.4%
670,038	Dreyfus Money Market Fund, Select Class, 4.58%(b)				670,038
2,555,476	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 5.21%(b)				2,555,476
	TOTAL MONEY MARKET FUNDS (Cost $3,225,514)				3,225,514

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,225,514)				3,225,514

Contracts(c)		Expiration Date	Exercise Price	Notional Value
	INDEX OPTIONS PURCHASED(a) - 1.4%
	PUT OPTIONS PURCHASED - 1.4%
86	S&P 500 Index	03/15/2024	$4,790	$41,700,282	447,200

	TOTAL PUT OPTIONS PURCHASED (Cost - $390,548)

	TOTAL INDEX OPTIONS PURCHASED (Cost - $390,548)				447,200

NAVIGATOR EQUITY HEDGED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

					Fair Value
	TOTAL INVESTMENTS - 100.4% (Cost $30,459,588)				$31,224,360
	PUT OPTIONS WRITTEN - (0.5)% (Premiums Received - $131,214)				(144,910)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.1%				33,118
	NET ASSETS - 100.0%				$31,112,568

Contracts(c)		Expiration Date	Exercise Price	Notional Value
	WRITTEN INDEX OPTIONS(a) - (0.5)%
	PUT OPTIONS WRITTEN - (0.5)%
86	S&P 500 Index	03/15/2024	$4,550	$41,700,282	$144,910
	TOTAL PUT OPTIONS WRITTEN (Premiums Received - $131,214)

	TOTAL INDEX OPTIONS WRITTEN (Premiums Received - $131,214)				$144,910

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	Rate disclosed is the seven-day effective yield as of January 31, 2024.

(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2024

Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 25.0%
	FIXED INCOME - 25.0%
2,000,000	iShares Broad USD High Yield Corporate Bond ETF				$72,980,000
17,674,191	iShares iBoxx High Yield Corporate Bond ETF(l)				1,369,396,319
3,042,745	SPDR Bloomberg High Yield Bond ETF				288,665,218
					1,731,041,537

	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,669,634,064)				1,731,041,537

	OPEN-END FUNDS — 1.6%
	FIXED INCOME - 0.8%
5,295,759	Navigator Ultra Short Bond Fund, Class I(j)				53,328,294

	MIXED ALLOCATION - 0.8%
5,690,302	Navigator Tactical US Allocation Fund, Class I(j)				57,016,822

	TOTAL OPEN-END FUNDS (Cost $109,720,196)				110,345,116

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity
	CORPORATE BONDS — 21.4%
	AEROSPACE & DEFENSE — 0.5%
17,000,000	Boeing Company		1.9500	02/01/24	17,000,000
10,000,000	Boeing Company		1.4330	02/04/24	9,996,227
7,027,000	RTX Corporation		3.2000	03/15/24	7,001,988
2,695,000	Textron, Inc.		4.3000	03/01/24	2,691,823
					36,690,038
	ASSET MANAGEMENT — 0.6%
45,530,000	Charles Schwab Corporation(a)	SOFRINDX + 0.500%	5.8450	03/18/24	45,522,242

	AUTOMOTIVE — 2.5%
40,000,000	American Honda Finance Corporation(a)	SOFRINDX + 0.670%	5.9910	01/10/25	40,105,569
15,000,000	American Honda Finance Corporation(a)	SOFRRATE + 0.550%	5.8700	02/12/25	15,024,586

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 21.4% (Continued)
	AUTOMOTIVE — 2.5% (Continued)
24,000,000	American Honda Finance Corporation(a)	SOFRINDX + 0.780%	6.0970	04/23/25	$24,089,942
11,539,000	Ford Motor Credit Company, LLC		5.5840	03/18/24	11,535,717
7,345,000	Ford Motor Credit Company, LLC		3.6640	09/08/24	7,249,976
28,345,000	Toyota Motor Credit Corporation(a)	SOFRRATE + 0.380%	5.6970	02/22/24	28,347,098
47,000,000	Toyota Motor Credit Corporation(a)	SOFRRATE + 0.600%	5.9120	06/09/25	47,095,891
					173,448,779
	BANKING — 6.3%
15,000,000	Bank of Montreal(a)	SOFRINDX + 0.710%	6.0570	03/08/24	15,005,807
8,500,000	Bank of Nova Scotia(a)	SOFRINDX + 0.960%	6.3060	03/11/24	8,505,596
5,000,000	Bank of Nova Scotia		0.7000	04/15/24	4,950,332
9,803,000	Bank of Nova Scotia(a)	SOFRRATE + 0.380%	5.6900	07/31/24	9,811,531
47,000,000	Citibank NA(a)	SOFRRATE + 0.805%	6.1480	09/29/25	47,151,557
20,000,000	Credit Suisse A.G.		0.4950	02/02/24	20,000,000
41,508,000	Credit Suisse A.G.(a)	SOFRINDX + 0.390%	5.7520	02/02/24	41,508,000
55,814,000	Credit Suisse A.G.		3.6250	09/09/24	55,168,772
15,341,000	HSBC Holdings plc(b)	TSFR3M + 1.473%	3.8030	03/11/25	15,307,366
14,789,000	KeyBank NA(b)	SOFRRATE + 0.320%	5.6650	06/14/24	14,699,924
32,000,000	Morgan Stanley Bank NA(a)	SOFRRATE + 0.780%	6.1000	07/16/25	32,171,189
72,000,000	Royal Bank of Canada(a)	SOFRINDX + 0.360%	5.6780	07/29/24	72,055,641
31,100,000	Toronto-Dominion Bank(a)	SOFRRATE + 0.355%	5.7080	03/04/24	31,106,345
69,000,000	Wells Fargo & Company B(b)	TSFR3M + 1.087%	2.4060	10/30/25	67,411,692
					434,853,752
	BEVERAGES — 0.4%
6,575,000	Coca-Cola Europacific Partners plc(c)		0.8000	05/03/24	6,496,371
19,000,000	PepsiCo, Inc.(a)	SOFRINDX + 0.400%	5.7590	11/12/24	19,035,619
					25,531,990
	BIOTECH & PHARMA — 0.5%
26,596,000	Amgen, Inc.		3.6250	05/22/24	26,442,458
6,314,000	Astrazeneca Finance, LLC		0.7000	05/28/24	6,218,495
					32,660,953

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 21.4% (Continued)
	CABLE & SATELLITE — 0.0%(d)
1,200,000	Cequel Communications Holdings I, LLC / Cequel(c)		7.5000	04/01/28	$813,672

	DIVERSIFIED INDUSTRIALS — 0.1%
5,585,000	Parker-Hannifin Corporation		3.6500	06/15/24	5,544,775

	ELECTRIC UTILITIES — 0.6%
7,504,000	CenterPoint Energy, Inc.(a)	SOFRINDX + 0.650%	6.0090	05/13/24	7,504,408
23,000,000	Georgia Power Company(a)	SOFRINDX + 0.750%	6.1090	05/08/25	23,060,840
9,578,000	Public Service Enterprise Group, Inc.		2.8750	06/15/24	9,475,824
					40,041,072
	HEALTH CARE FACILITIES & SERVICES — 0.6%
11,033,000	Cardinal Health, Inc.		3.0790	06/15/24	10,926,594
3,799,000	Cencora, Inc.		3.4000	05/15/24	3,776,436
18,349,000	Cigna Group		0.6130	03/15/24	18,242,960
6,570,000	Laboratory Corp of America Holdings		3.2500	09/01/24	6,482,257
					39,428,247
	INSTITUTIONAL FINANCIAL SERVICES — 0.2%
7,400,000	Bank of New York Mellon Corporation		0.5000	04/26/24	7,315,020
10,000,000	Coinbase Global, Inc.(c)		3.6250	10/01/31	7,524,237
					14,839,257
	INSURANCE — 0.2%
12,925,000	Willis North America, Inc.		3.6000	05/15/24	12,844,856

	LEISURE FACILITIES & SERVICES — 0.5%
35,035,000	Starbucks Corporation(a)	SOFRINDX + 0.420%	5.7780	02/14/24	35,036,309

	LEISURE PRODUCTS — 0.5%
34,071,000	Hasbro, Inc.		3.0000	11/19/24	33,545,241

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 21.4% (Continued)
	MEDICAL EQUIPMENT & DEVICES — 0.0%(d)
2,936,000	Becton Dickinson & Company		3.8750	05/15/24	$2,918,979

	METALS & MINING — 0.1%
4,524,000	Freeport-McMoRan, Inc.		4.5500	11/14/24	4,487,356

	OIL & GAS PRODUCERS — 3.3%
13,000,000	Enbridge, Inc.		2.1500	02/16/24	12,980,566
36,373,000	Enbridge, Inc.(a)	SOFRINDX + 0.630%	5.9870	02/16/24	36,377,018
5,180,000	Energy Transfer, L.P.		3.9000	05/15/24	5,154,232
25,188,000	Energy Ventures Gom, LLC / EnVen Finance(c)		11.7500	04/15/26	26,213,403
30,062,000	Kinder Morgan Energy Partners, L.P.		4.1500	02/01/24	30,062,000
26,659,000	Kinder Morgan Energy Partners, L.P.		4.3000	05/01/24	26,581,326
10,831,000	Kinder Morgan Energy Partners, L.P.		4.2500	09/01/24	10,750,791
14,977,000	Phillips 66		0.9000	02/15/24	14,949,603
18,320,000	Spectra Energy Partners, L.P.		4.7500	03/15/24	18,299,724
44,023,000	Williams Companies, Inc.		4.5500	06/24/24	43,833,844
					225,202,507
	REAL ESTATE INVESTMENT TRUSTS — 0.5%
5,850,000	Host Hotels & Resorts, L.P.		3.8750	04/01/24	5,832,404
25,116,000	Public Storage Operating Company(a)	SOFRRATE + 0.470%	5.7870	04/23/24	25,119,551
6,070,000	VICI Properties, L.P. / VICI Note Company, Inc.(c)		5.6250	05/01/24	6,066,755
					37,018,710
	RETAIL - CONSUMER STAPLES — 0.2%
15,067,000	Kroger Company		4.0000	02/01/24	15,067,000

	SEMICONDUCTORS — 0.2%
16,245,000	Microchip Technology, Inc.		0.9720	02/15/24	16,215,383

	SPECIALTY FINANCE — 1.3%
60,000,000	AerCap Ireland Capital DAC / AerCap Global		1.6500	10/29/24	58,298,531
35,000,000	American Express Company(a)	SOFRINDX + 0.720%	6.0810	05/03/24	35,030,224
					93,328,755

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 21.4% (Continued)
	TECHNOLOGY HARDWARE — 0.6%
6,780,000	Arrow Electronics, Inc.		3.2500	09/08/24	$6,677,141
35,000,000	Hewlett Packard Enterprise Company B		5.9000	10/01/24	35,067,507
					41,744,648
	TECHNOLOGY SERVICES — 0.1%
5,485,000	International Business Machines Corporation		3.6250	02/12/24	5,481,944

	TELECOMMUNICATIONS — 0.7%
45,743,000	Sprint, LLC		7.1250	06/15/24	45,968,559

	TRANSPORTATION & LOGISTICS — 0.4%
6,480,000	Delta Air Lines, Inc.		2.9000	10/28/24	6,339,619
20,488,000	Ryder System, Inc.		3.6500	03/18/24	20,440,049
					26,779,668
	TRANSPORTATION EQUIPMENT — 0.5%
25,000,000	Daimler Truck Finance North America, LLC(a),(c)	SOFRRATE + 1.000%	6.3260	04/07/24	25,018,708
11,170,000	Westinghouse Air Brake Technologies Corporation		4.1500	03/15/24	11,149,196
					36,167,904

	TOTAL CORPORATE BONDS (Cost $1,477,203,891)				1,481,182,596

	MUNICIPAL BONDS — 0.2%
	STATE — 0.2%
1,905,000	State of Illinois		6.0500	03/01/24	1,905,983
10,145,000	State of Illinois		4.2000	04/01/24	10,126,091
					12,032,074

	TOTAL MUNICIPAL BONDS (Cost $12,020,055)				12,032,074

	U.S. GOVERNMENT & AGENCIES — 47.6%
	U.S. TREASURY BILLS — 47.6%
500,000,000	United States Treasury Bill(e)		0.0000	02/01/24	500,000,000
200,000,000	United States Treasury Bill(e)		4.9600	02/15/24	199,592,998

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 47.6% (Continued)
	U.S. TREASURY BILLS — 47.6% (Continued)
250,000,000	United States Treasury Bill(e)		5.2700	03/28/24	$247,958,203
300,000,000	United States Treasury Bill(e)		5.2400	04/11/24	296,973,885
500,000,000	United States Treasury Bill(e)		5.2500	04/18/24	494,448,915
250,000,000	United States Treasury Bill(e)		5.2700	04/25/24	246,971,405
500,000,000	United States Treasury Bill(e)		5.2600	04/30/24	493,601,735
350,000,000	United States Treasury Bill(e)		5.2800	05/02/24	345,402,540
470,000,000	United States Treasury Floating Rate Note(a)	USBMMY3M + 0.125%	5.4199	07/31/25	469,488,203
					3,294,437,884

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $3,294,490,123)				3,294,437,884

	CERTIFICATE OF DEPOSIT — 0.6%
	BANKING - 0.6%
20,000,000	Toronto-Dominion Bank		5.9770	09/18/24	20,056,997
24,000,000	Toronto-Dominion Bank		5.9900	03/25/24	24,020,536
					44,077,533

	TOTAL CERTIFICATE OF DEPOSIT (Cost $44,000,000)				44,077,533

	COMMERCIAL PAPER — 0.1%
	COMMERCIAL PAPER - 0.1%
9,600,000	Hilltop Securities Incorporated		6.4000	02/21/24	9,564,800

	TOTAL COMMERCIAL PAPER (Cost $9,564,800)				9,564,800

Shares
	SHORT-TERM INVESTMENTS — 6.2%
	MONEY MARKET FUNDS - 6.2%
10,010,001	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 5.38%(f)				10,018,009
378,417,695	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 5.21%(f)				378,417,695
10,000,000	Federated Hermes Institutional Prime Obligations, Institutional Class, 5.42%(f)				10,007,000

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Shares					Fair Value
	SHORT-TERM INVESTMENTS — 6.2% (Continued)
	MONEY MARKET FUNDS - 6.2% (Continued)
10,000,001	Goldman Sachs Financial Square Money Market Fund, Institutional Class, 5.34%(f)				$10,003,001
10,000,000	JPMorgan Prime Money Market Fund, Capital Class, 5.43%(f)				10,007,000
10,000,000	Morgan Stanley Institutional Liquidity Funds - Prime Portfolio, Institutional Class, 5.42%(f)				9,999,000
	TOTAL MONEY MARKET FUNDS (Cost $428,432,697)				428,451,705

	TOTAL SHORT-TERM INVESTMENTS (Cost $428,432,697)				428,451,705

Counterparty		Expiration Date	Exercise Price	Notional Value
	SWAP OPTIONS PURCHASED(k) - 0.0% (d)
	PUT OPTIONS PURCHASED - 0.0%(d)
Goldman Sachs	CDX.NA.HY.41 Swap Option	4/17/2024	$100	$750,000,000	1,510,245
	TOTAL PUT OPTIONS PURCHASED (Cost - $2,004,750)

	TOTAL SWAP OPTIONS PURCHASED (Cost - $2,004,750)				1,510,245

Contracts(g)(h)
	FUTURE OPTIONS PURCHASED(k) - 0.0% (d)
	PUT OPTIONS PURCHASED - 0.0%(d)
750	S&P500 E-Mini Option Index	03/15/2024	4,250	182,643,750	241,875
500	S&P500 E-Mini Option Index	03/15/2024	4,500	121,762,500	350,000
	TOTAL PUT OPTIONS PURCHASED (Cost - $1,779,210)				591,875

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $1,779,210)				591,875

	TOTAL INVESTMENTS - 102.7% (Cost $7,048,849,786)				$7,113,235,365
	PUT OPTIONS WRITTEN(i) - 0.0% (Premiums Received - $2,004,750)				(1,860,210)
	LIABILITIES IN EXCESS OF OTHER ASSETS(m) - (2.7)%				(184,386,092)
	NET ASSETS - 100.0%				$6,926,989,063

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Counterparty		Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN SWAP OPTIONS(k) - 0.0% (i)
	PUT OPTIONS WRITTEN - 0.0%(i)
Goldman Sachs	CDX.NA.HY.41 Swap Option	4/17/2024	$104	$247,500,000	$1,860,210
	TOTAL PUT OPTIONS WRITTEN (Premiums Received - $2,004,750)

	TOTAL SWAP OPTIONS WRITTEN (Premiums Received - $2,004,750)				$1,860,210

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation
19,670	CBOT 5 Year U.S. Treasury Note	03/28/2024	$2,132,043,594	$37,629,153
1,210	CME E-Mini Standard & Poor’s 500 Index	03/15/2024	294,665,250	10,784,930
	TOTAL FUTURES CONTRACTS			$48,414,083

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

LP	- Limited Partnership

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

SPDR	- Standard & Poor’s Depositary Receipt

SOFRINDX	SOFRINDX

SOFRRATE	United States SOFR Secured Overnight Financing Rate

TSFR3M	TSFR3M

USBMMY3M	US Treasury 3 Month Bill Money Market Yield

(a)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(b)	Variable rate security; the rate shown represents the rate on January 31, 2024.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2024 the total market value of 144A securities is $72,133,146 or 1.0% of net assets.

(d)	Percentage rounds to less than 0.1%.

(e)	Zero coupon bond, rate disclosed is the effective yield as of January 31, 2024.

(f)	Rate disclosed is the seven-day effective yield as of January 31, 2024.

(g)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

(h)	Each contract is equivalent to one futures contract.

(i)	Percentage rounds to less than (0.1%).

(j)	Affiliated security.

(k)	Non-income producing security.

(l)	All or a portion of the security is on loan. Total loaned securities had a value of $77,700,000 at January 31, 2024.

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

OPEN CREDIT DEFAULT SWAP AGREEMENTS (1)

OPEN CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION (2)

		Termination	Interest Rate	Notional Value at		Upfront	Unrealized
Reference Entity	Counterparty	Date	Payable	January 31, 2024	Value	Premiums Paid	Appreciation

Bank of America Corporation	GS	6/20/2024	1.00%	$60,000,000	$251,247	$20,595	$230,652
CDX North American High Yield Series 40	GS	6/20/2028	5.00%	1,102,216,500	72,229,594	23,685,059	48,544,535
CDX North American High Yield Series 40	MS	6/20/2028	5.00%	57,816,000	3,788,753	712,419	3,076,334
CDX North American High Yield Series 41	GS	6/20/2028	5.00%	1,566,873,000	97,674,511	38,052,126	59,622,385
CDX North American High Yield Series 41	MS	6/21/2028	5.00%	148,500,000	9,257,078	1,974,133	7,282,945
TOTAL					$183,201,183	$64,444,332	$118,756,851

GS - Goldman Sachs

MS - Morgan Stanley

(1)	For centrally cleared swaps, the notional amounts represent the maximum potential the Fund may pay/receive as a seller/buyer of credit protection if a credit event occurs, as defined under the terms of the swap contract, for each security included in the reference entity.

(2)	For centrally cleared swaps, when a credit event occurs as defined under the terms of the swap contract, the Fund as a seller of credit protection will either (i) pay a net amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 86.6%
	AEROSPACE & DEFENSE — 2.0%
1,100,000	Boeing Company		3.2000	03/01/29	$1,010,597
1,700,000	Boeing Company		5.1500	05/01/30	1,702,822
1,400,000	Boeing Company		5.7050	05/01/40	1,409,283
200,000	Boeing Company		3.9000	05/01/49	151,750
2,000,000	Boeing Company		5.8050	05/01/50	2,003,728
300,000	Boeing Company		3.9500	08/01/59	221,464
1,500,000	Boeing Company		5.9300	05/01/60	1,497,672
1,100,000	L3Harris Technologies, Inc.		4.4000	06/15/28	1,085,845
600,000	L3Harris Technologies, Inc.		5.4000	07/31/33	618,045
900,000	Lockheed Martin Corporation		3.9000	06/15/32	859,853
1,600,000	Lockheed Martin Corporation		4.0700	12/15/42	1,425,235
1,400,000	Lockheed Martin Corporation		4.0900	09/15/52	1,211,936
3,000,000	Northrop Grumman Corporation		3.2000	02/01/27	2,894,224
600,000	Northrop Grumman Corporation		4.0300	10/15/47	507,419
200,000	Raytheon Technologies Corporation		2.8200	09/01/51	130,104
200,000	Raytheon Technologies Corporation		3.0300	03/15/52	136,110
800,000	RTX Corporation		3.5000	03/15/27	771,619
500,000	RTX Corporation		4.1250	11/16/28	487,399
1,300,000	RTX Corporation		2.2500	07/01/30	1,124,241
600,000	RTX Corporation		1.9000	09/01/31	488,434
600,000	RTX Corporation		2.3750	03/15/32	498,901
500,000	RTX Corporation		5.1500	02/27/33	506,869
800,000	RTX Corporation		3.7500	11/01/46	638,506
1,500,000	RTX Corporation		4.3500	04/15/47	1,313,452
600,000	RTX Corporation		5.3750	02/27/53	607,299
300,000	RTX Corporation		6.4000	03/15/54	345,314
					23,648,121
	APPAREL & TEXTILE PRODUCTS — 0.1%
400,000	NIKE, Inc.		2.8500	03/27/30	365,642
300,000	NIKE, Inc.		3.2500	03/27/40	247,226
400,000	NIKE, Inc.		3.8750	11/01/45	346,565
100,000	Tapestry, Inc.		7.3500	11/27/28	104,878
300,000	VF Corporation		2.9500	04/23/30	251,796
					1,316,107

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 86.6% (Continued)
	ASSET MANAGEMENT — 0.4%
500,000	Blackstone Private Credit Fund		3.2500	03/15/27	$459,760
400,000	Blue Owl Capital Corporation		2.8750	06/11/28	354,805
400,000	Charles Schwab Corporation		2.4500	03/03/27	373,500
700,000	Charles Schwab Corporation		2.0000	03/20/28	625,896
300,000	Charles Schwab Corporation		1.6500	03/11/31	241,197
400,000	FS KKR Capital Corporation		3.1250	10/12/28	351,986
800,000	Raymond James Financial, Inc.		3.7500	04/01/51	602,010
900,000	UBS A.G.		5.6500	09/11/28	930,133
300,000	UBS Group A.G.		4.8750	05/15/45	288,059
					4,227,346
	AUTOMOTIVE — 2.1%
900,000	American Honda Finance Corporation		2.0000	03/24/28	817,051
600,000	American Honda Finance Corporation		5.1250	07/07/28	613,649
200,000	Aptiv plc		3.1000	12/01/51	130,268
1,800,000	Aptiv plc / Aptiv Corporation		3.2500	03/01/32	1,586,090
1,200,000	Ford Motor Company		3.2500	02/12/32	990,651
100,000	Ford Motor Company		6.1000	08/19/32	100,046
600,000	Ford Motor Company		4.7500	01/15/43	493,424
400,000	Ford Motor Company		5.2910	12/08/46	353,143
1,600,000	Ford Motor Credit Company, LLC		2.9000	02/10/29	1,404,932
700,000	Ford Motor Credit Company, LLC		5.1130	05/03/29	680,025
1,100,000	Ford Motor Credit Company, LLC		4.0000	11/13/30	982,053
600,000	Ford Motor Credit Company, LLC		7.1220	11/07/33	642,704
200,000	General Motors Company		5.6000	10/15/32	202,965
200,000	General Motors Company		5.0000	04/01/35	190,752
200,000	General Motors Company		6.6000	04/01/36	214,760
800,000	General Motors Company		5.1500	04/01/38	760,174
300,000	General Motors Company		6.2500	10/02/43	307,490
300,000	General Motors Company		5.2000	04/01/45	273,389
300,000	General Motors Company		6.7500	04/01/46	324,054
300,000	General Motors Company		5.4000	04/01/48	275,409
400,000	General Motors Company		5.9500	04/01/49	393,655
1,500,000	General Motors Financial Company, Inc.		2.4000	04/10/28	1,350,372
900,000	General Motors Financial Company, Inc.		5.8000	06/23/28	923,672

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 86.6% (Continued)
	AUTOMOTIVE — 2.1% (Continued)
1,600,000	General Motors Financial Company, Inc.		2.4000	10/15/28	$1,422,639
1,300,000	General Motors Financial Company, Inc.		3.1000	01/12/32	1,104,057
800,000	General Motors Financial Company, Inc.		6.4000	01/09/33	846,541
900,000	Honda Motor Company Ltd.		2.5340	03/10/27	848,534
1,200,000	Honda Motor Company Ltd.		2.9670	03/10/32	1,079,177
1,100,000	Mercedes-Benz Finance North America, LLC		8.5000	01/18/31	1,365,900
600,000	Toyota Motor Credit Corporation		3.2000	01/11/27	579,791
500,000	Toyota Motor Credit Corporation		3.0500	03/22/27	479,644
400,000	Toyota Motor Credit Corporation		4.6250	01/12/28	403,206
900,000	Toyota Motor Credit Corporation		5.2500	09/11/28	926,320
400,000	Toyota Motor Credit Corporation		4.4500	06/29/29	400,121
500,000	Toyota Motor Credit Corporation		2.1500	02/13/30	438,775
1,300,000	Toyota Motor Credit Corporation		3.3750	04/01/30	1,216,182
					25,121,615
	BANKING — 16.5%
1,800,000	Banco Santander S.A.		4.2500	04/11/27	1,747,947
1,000,000	Banco Santander S.A.		5.5880	08/08/28	1,017,966
1,000,000	Banco Santander S.A.		2.7490	12/03/30	825,449
800,000	Banco Santander S.A.		2.9580	03/25/31	691,059
400,000	Bank of America Corporation		4.1830	11/25/27	390,300
1,100,000	Bank of America Corporation(a)	TSFR3M + 1.837%	3.8240	01/20/28	1,066,973
400,000	Bank of America Corporation(a)	SOFRRATE + 1.050%	2.5510	02/04/28	372,574
800,000	Bank of America Corporation(a)	TSFR3M + 1.774%	3.7050	04/24/28	769,091
600,000	Bank of America Corporation(a)	SOFRRATE + 1.580%	4.3760	04/27/28	588,394
700,000	Bank of America Corporation(a)	TSFR3M + 1.632%	3.5930	07/21/28	668,040
900,000	Bank of America Corporation(a)	SOFRRATE + 2.040%	4.9480	07/22/28	901,706
600,000	Bank of America Corporation(a)	SOFRRATE + 1.990%	6.2040	11/10/28	627,301
1,600,000	Bank of America Corporation(a)	TSFR3M + 1.302%	3.4190	12/20/28	1,511,645
800,000	Bank of America Corporation(a)	TSFR3M + 1.332%	3.9700	03/05/29	769,274
800,000	Bank of America Corporation(a)	SOFRRATE + 1.630%	5.2020	04/25/29	806,413
1,100,000	Bank of America Corporation Series N(a)	TSFR3M + 1.572%	4.2710	07/23/29	1,065,821

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 86.6% (Continued)
	BANKING — 16.5% (Continued)
700,000	Bank of America Corporation(a)	SOFRRATE + 1.570%	5.8190	09/15/29	$723,575
1,000,000	Bank of America Corporation(a)	TSFR3M + 1.472%	3.9740	02/07/30	954,050
800,000	Bank of America Corporation(a)	TSFR3M + 1.442%	3.1940	07/23/30	729,636
700,000	Bank of America Corporation(a)	TSFR3M + 1.452%	2.8840	10/22/30	624,225
900,000	Bank of America Corporation(a)	TSFR3M + 1.252%	2.4960	02/13/31	778,301
600,000	Bank of America Corporation(a)	SOFRRATE + 2.150%	2.5920	04/29/31	519,488
800,000	Bank of America Corporation B(a)	SOFRRATE + 1.530%	1.8980	07/23/31	658,514
600,000	Bank of America Corporation(a)	SOFRRATE + 1.370%	1.9220	10/24/31	490,976
500,000	Bank of America Corporation(a)	SOFRRATE + 1.220%	2.6510	03/11/32	424,266
1,200,000	Bank of America Corporation(a)	SOFRRATE + 1.320%	2.6870	04/22/32	1,018,106
900,000	Bank of America Corporation(a)	SOFRRATE + 1.220%	2.2990	07/21/32	737,684
900,000	Bank of America Corporation(a)	SOFRRATE + 1.330%	2.9720	02/04/33	767,593
1,000,000	Bank of America Corporation(a)	SOFRRATE + 1.830%	4.5710	04/27/33	956,455
1,200,000	Bank of America Corporation(a)	SOFRRATE + 2.160%	5.0150	07/22/33	1,186,937
1,300,000	Bank of America Corporation(a)	SOFRRATE + 1.910%	5.2880	04/25/34	1,307,056
1,000,000	Bank of America Corporation(a)	SOFRRATE + 1.840%	5.8720	09/15/34	1,047,728
600,000	Bank of America Corporation		6.1100	01/29/37	647,459
600,000	Bank of America Corporation(a)	TSFR3M + 2.076%	4.2440	04/24/38	548,338
600,000	Bank of America Corporation		7.7500	05/14/38	738,116
900,000	Bank of America Corporation(a)	TSFR3M + 1.582%	4.0780	04/23/40	798,284
1,500,000	Bank of America Corporation(a)	SOFRRATE + 1.930%	2.6760	06/19/41	1,083,078
1,100,000	Bank of America Corporation(a)	SOFRRATE + 1.580%	3.3110	04/22/42	864,450
800,000	Bank of America Corporation(a)	TSFR3M + 2.252%	4.4430	01/20/48	716,455
400,000	Bank of America Corporation(a)	TSFR3M + 1.452%	3.9460	01/23/49	333,806
800,000	Bank of America Corporation(a)	TSFR3M + 1.782%	4.3300	03/15/50	702,905
1,500,000	Bank of America Corporation B(a)	TSFR3M + 3.412%	4.0830	03/20/51	1,257,082
400,000	Bank of America Corporation(a)	SOFRRATE + 1.650%	3.4830	03/13/52	304,180

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 86.6% (Continued)
	BANKING — 16.5% (Continued)
600,000	Bank of America Corporation(a)	SOFRRATE + 1.560%	2.9720	07/21/52	$412,779
500,000	Bank of America NA		6.0000	10/15/36	541,315
200,000	Bank of Montreal		4.7000	09/14/27	200,088
300,000	Bank of Montreal		5.2030	02/01/28	304,790
800,000	Bank of Montreal		5.7170	09/25/28	830,130
800,000	Bank of Nova Scotia		5.2500	06/12/28	814,627
600,000	Bank of Nova Scotia		4.8500	02/01/30	598,908
300,000	Barclays plc(a)	SOFRRATE + 1.880%	6.4960	09/13/27	308,572
500,000	Barclays plc		4.3370	01/10/28	486,347
300,000	Barclays plc		4.8360	05/09/28	292,277
900,000	Barclays plc(a)	H15T1Y + 2.650%	5.5010	08/09/28	904,217
700,000	Barclays plc(a)	H15T1Y + 3.300%	7.3850	11/02/28	748,370
1,300,000	Barclays plc(a)	US0003M + 1.902%	4.9720	05/16/29	1,278,689
300,000	Barclays plc(a)	H15T1Y + 1.900%	2.6450	06/24/31	253,474
600,000	Barclays plc(a)	H15T1Y + 1.300%	2.8940	11/24/32	495,030
1,800,000	Barclays plc(a)	SOFRRATE + 2.980%	6.2240	05/09/34	1,851,379
800,000	Barclays plc(a)	H15T1Y + 1.300%	3.3300	11/24/42	596,506
1,000,000	Canadian Imperial Bank of Commerce		5.0010	04/28/28	1,006,085
800,000	Citibank NA		5.8030	09/29/28	834,029
1,400,000	Citigroup, Inc.		4.4500	09/29/27	1,371,358
800,000	Citigroup, Inc.(a)	TSFR3M + 1.825%	3.8870	01/10/28	777,345
500,000	Citigroup, Inc.(a)	SOFRRATE + 1.280%	3.0700	02/24/28	472,837
100,000	Citigroup, Inc.(a)	SOFRRATE + 1.887%	4.6580	05/24/28	99,330
600,000	Citigroup, Inc.(a)	TSFR3M + 1.652%	3.6680	07/24/28	573,940
1,100,000	Citigroup, Inc.		4.1250	07/25/28	1,062,903
500,000	Citigroup, Inc.(a)	TSFR3M + 1.413%	3.5200	10/27/28	474,950
600,000	Citigroup, Inc.(a)	TSFR3M + 1.454%	4.0750	04/23/29	579,639
1,000,000	Citigroup, Inc.(a)	SOFRRATE + 1.422%	2.9760	11/05/30	897,242
900,000	Citigroup, Inc.(a)	SOFRRATE + 1.146%	2.6660	01/29/31	785,322
1,200,000	Citigroup, Inc.(a)	SOFRRATE + 3.914%	4.4120	03/31/31	1,154,499

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 86.6% (Continued)
	BANKING — 16.5% (Continued)
1,700,000	Citigroup, Inc.(a)	SOFRRATE + 2.107%	2.5720	06/03/31	$1,463,622
900,000	Citigroup, Inc.(a)	SOFRRATE + 1.167%	2.5610	05/01/32	753,295
500,000	Citigroup, Inc.		6.6250	06/15/32	545,044
500,000	Citigroup, Inc.(a)	SOFRRATE + 1.177%	2.5200	11/03/32	413,119
1,100,000	Citigroup, Inc.(a)	SOFRRATE + 1.351%	3.0570	01/25/33	942,363
1,000,000	Citigroup, Inc.(a)	SOFRRATE + 1.939%	3.7850	03/17/33	902,698
800,000	Citigroup, Inc.(a)	SOFRRATE + 2.086%	4.9100	05/24/33	783,082
600,000	Citigroup, Inc.(a)	SOFRRATE + 4.548%	5.3160	03/26/41	602,452
500,000	Citigroup, Inc.		5.8750	01/30/42	538,513
500,000	Citigroup, Inc.(a)	SOFRRATE + 1.379%	2.9040	11/03/42	364,619
700,000	Citigroup, Inc.		6.6750	09/13/43	797,438
1,000,000	Citigroup, Inc.		4.7500	05/18/46	898,883
300,000	Citigroup, Inc.(a)	TSFR3M + 2.101%	4.2810	04/24/48	261,290
800,000	Citigroup, Inc.		4.6500	07/23/48	737,323
1,100,000	Cooperatieve Rabobank UA		5.7500	12/01/43	1,136,243
300,000	Cooperatieve Rabobank UA		5.2500	08/04/45	294,892
1,800,000	Deutsche Bank A.G.(a)	SOFRRATE + 3.180%	6.7200	01/18/29	1,874,681
600,000	Deutsche Bank A.G.(a)	SOFRRATE + 3.043%	3.5470	09/18/31	528,149
700,000	Discover Bank		4.6500	09/13/28	670,025
400,000	Fifth Third Bancorp(a)	SOFRINDX + 2.192%	6.3610	10/27/28	413,126
600,000	Fifth Third Bancorp(a)	SOFRRATE + 2.340%	6.3390	07/27/29	624,547
400,000	Fifth Third Bancorp		8.2500	03/01/38	480,860
1,200,000	HSBC Holdings plc(a)	SOFRRATE + 1.100%	2.2510	11/22/27	1,106,147
1,900,000	HSBC Holdings plc(a)	TSFR3M + 1.808%	4.0410	03/13/28	1,836,175
1,400,000	HSBC Holdings plc(a)	SOFRRATE + 2.110%	4.7550	06/09/28	1,381,904
1,700,000	HSBC Holdings plc(a)	SOFRRATE + 3.350%	7.3900	11/03/28	1,825,757
2,300,000	HSBC Holdings plc		4.9500	03/31/30	2,297,218

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 86.6% (Continued)
	BANKING — 16.5% (Continued)
1,500,000	HSBC Holdings plc(a)	SOFRRATE + 2.387%	2.8480	06/04/31	$1,296,443
1,800,000	HSBC Holdings plc(a)	SOFRRATE + 1.410%	2.8710	11/22/32	1,504,957
1,500,000	HSBC Holdings plc(a)	SOFRRATE + 2.390%	6.2540	03/09/34	1,592,762
500,000	HSBC Holdings plc		6.5000	09/15/37	523,521
1,400,000	HSBC Holdings plc		6.1000	01/14/42	1,591,173
700,000	Huntington Bancshares, Inc.(a)	SOFRRATE + 2.020%	6.2080	08/21/29	723,836
200,000	Huntington Bancshares, Inc.		2.5500	02/04/30	171,621
300,000	Huntington National Bank		5.6500	01/10/30	304,599
300,000	ING Groep N.V.(a)	SOFRRATE + 1.830%	4.0170	03/28/28	291,290
600,000	ING Groep N.V.		4.0500	04/09/29	577,927
500,000	ING Groep N.V.(a)	SOFRRATE + 1.316%	2.7270	04/01/32	426,419
500,000	ING Groep N.V.(a)	SOFRRATE + 2.070%	4.2520	03/28/33	466,525
1,100,000	JPMorgan Chase & Company(a)	TSFR3M + 1.599%	3.7820	02/01/28	1,064,852
400,000	JPMorgan Chase & Company(a)	SOFRRATE + 1.170%	2.9470	02/24/28	377,532
1,100,000	JPMorgan Chase & Company(a)	SOFRRATE + 1.560%	4.3230	04/26/28	1,082,418
900,000	JPMorgan Chase & Company(a)	TSFR3M + 1.642%	3.5400	05/01/28	862,699
700,000	JPMorgan Chase & Company(a)	SOFRRATE + 1.890%	2.1820	06/01/28	642,503
1,300,000	JPMorgan Chase & Company(a)	SOFRRATE + 1.990%	4.8510	07/25/28	1,298,190
800,000	JPMorgan Chase & Company(a)	TSFR3M + 1.207%	3.5090	01/23/29	760,445
500,000	JPMorgan Chase & Company(a)	SOFRRATE + 1.015%	2.0690	06/01/29	445,340
900,000	JPMorgan Chase & Company(a)	TSFR3M + 1.522%	4.2030	07/23/29	876,375
700,000	JPMorgan Chase & Company(a)	SOFRRATE + 1.450%	5.2990	07/24/29	711,641
1,000,000	JPMorgan Chase & Company(a)	TSFR3M + 1.422%	3.7020	05/06/30	944,395
700,000	JPMorgan Chase & Company(a)	SOFRRATE + 1.750%	4.5650	06/14/30	688,869
1,300,000	JPMorgan Chase & Company(a)	TSFR3M + 1.510%	2.7390	10/15/30	1,157,208
700,000	JPMorgan Chase & Company(a)	TSFR3M + 3.790%	4.4930	03/24/31	683,598
1,100,000	JPMorgan Chase & Company(a)	SOFRRATE + 2.040%	2.5220	04/22/31	956,500

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 86.6% (Continued)
	BANKING — 16.5% (Continued)
300,000	JPMorgan Chase & Company(a)	TSFR3M + 1.105%	1.7640	11/19/31	$244,406
800,000	JPMorgan Chase & Company(a)	SOFRRATE + 1.065%	1.9530	02/04/32	652,896
1,100,000	JPMorgan Chase & Company(a)	TSFR3M + 1.250%	2.5800	04/22/32	931,529
900,000	JPMorgan Chase & Company(a)	SOFRRATE + 1.180%	2.5450	11/08/32	754,226
1,100,000	JPMorgan Chase & Company(a)	SOFRRATE + 1.260%	2.9630	01/25/33	946,012
700,000	JPMorgan Chase & Company(a)	SOFRRATE + 1.800%	4.5860	04/26/33	675,882
1,400,000	JPMorgan Chase & Company(a)	SOFRRATE + 2.080%	4.9120	07/25/33	1,381,242
1,400,000	JPMorgan Chase & Company(a)	SOFRRATE + 1.845%	5.3500	06/01/34	1,423,462
600,000	JPMorgan Chase & Company(a)	SOFRRATE + 1.810%	6.2540	10/23/34	649,912
800,000	JPMorgan Chase & Company		6.4000	05/15/38	918,034
500,000	JPMorgan Chase & Company(a)	US0003M + 1.360%	3.8820	07/24/38	439,465
500,000	JPMorgan Chase & Company		5.5000	10/15/40	526,104
800,000	JPMorgan Chase & Company(a)		3.1090	04/22/41	623,926
700,000	JPMorgan Chase & Company		5.6000	07/15/41	742,987
700,000	JPMorgan Chase & Company(a)	TSFR3M + 1.510%	2.5250	11/19/41	498,706
500,000	JPMorgan Chase & Company		5.4000	01/06/42	518,525
700,000	JPMorgan Chase & Company(a)	SOFRRATE + 1.460%	3.1570	04/22/42	542,560
500,000	JPMorgan Chase & Company		5.6250	08/16/43	523,914
400,000	JPMorgan Chase & Company		4.8500	02/01/44	388,479
600,000	JPMorgan Chase & Company		4.9500	06/01/45	577,793
700,000	JPMorgan Chase & Company(a)	TSFR3M + 1.842%	4.2600	02/22/48	616,442
600,000	JPMorgan Chase & Company(a)	TSFR3M + 1.722%	4.0320	07/24/48	505,419
1,000,000	JPMorgan Chase & Company(a)	TSFR3M + 1.642%	3.9640	11/15/48	830,587
700,000	JPMorgan Chase & Company(a)	TSFR3M + 1.482%	3.8970	01/23/49	579,104
700,000	JPMorgan Chase & Company(a)	SOFRRATE + 2.440%	3.1090	04/22/51	497,725
1,000,000	JPMorgan Chase & Company(a)	SOFRRATE + 1.580%	3.3280	04/22/52	735,937
500,000	KeyBank NA		4.9000	08/08/32	447,705
300,000	KeyCorporation		2.2500	04/06/27	271,235
500,000	KeyCorporation Series O		4.1000	04/30/28	476,885

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 86.6% (Continued)
	BANKING — 16.5% (Continued)
300,000	KeyCorporation(a)	SOFRINDX + 2.060%	4.7890	06/01/33	$275,492
600,000	Lloyds Banking Group plc(a)	H15T1Y + 1.800%	3.7500	03/18/28	574,098
900,000	Lloyds Banking Group plc(a)	US0003M + 1.205%	3.5740	11/07/28	847,608
1,000,000	Lloyds Banking Group plc(a)	H15T1Y + 1.700%	5.8710	03/06/29	1,022,642
300,000	Lloyds Banking Group plc		5.3000	12/01/45	289,972
700,000	Lloyds Banking Group plc		4.3440	01/09/48	560,429
100,000	M&T Bank Corporation(a)	SOFRRATE + 1.850%	5.0530	01/27/34	94,274
600,000	Manufacturers & Traders Trust Company		4.7000	01/27/28	589,165
300,000	Mitsubishi UFJ Financial Group, Inc.		3.2870	07/25/27	286,750
700,000	Mitsubishi UFJ Financial Group, Inc.(a)	H15T1Y + 1.300%	4.0800	04/19/28	681,116
400,000	Mitsubishi UFJ Financial Group, Inc.(a)	H15T1Y + 1.950%	5.0170	07/20/28	400,449
500,000	Mitsubishi UFJ Financial Group, Inc.		4.0500	09/11/28	491,617
800,000	Mitsubishi UFJ Financial Group, Inc.(a)	H15T1Y + 1.900%	5.3540	09/13/28	810,677
900,000	Mitsubishi UFJ Financial Group, Inc.(a)	H15T1Y + 1.380%	5.4220	02/22/29	916,798
100,000	Mitsubishi UFJ Financial Group, Inc.		3.7410	03/07/29	95,783
700,000	Mitsubishi UFJ Financial Group, Inc.		3.1950	07/18/29	643,518
1,000,000	Mitsubishi UFJ Financial Group, Inc.		2.5590	02/25/30	875,856
700,000	Mitsubishi UFJ Financial Group, Inc.(a)	H15T1Y + 0.950%	2.3090	07/20/32	581,327
500,000	Mitsubishi UFJ Financial Group, Inc.(a)	H15T1Y + 1.630%	5.4410	02/22/34	513,468
400,000	Mitsubishi UFJ Financial Group, Inc.(a)	H15T1Y + 1.970%	5.4060	04/19/34	410,355
500,000	Mitsubishi UFJ Financial Group, Inc.		3.7510	07/18/39	438,924
400,000	Mizuho Financial Group, Inc.		3.1700	09/11/27	376,476
700,000	Mizuho Financial Group, Inc.(a)	H15T1Y + 2.050%	5.4140	09/13/28	710,041
800,000	Mizuho Financial Group, Inc.(a)	H15T1Y + 1.500%	5.6670	05/27/29	817,926
1,100,000	Mizuho Financial Group, Inc.(a)	H15T1Y + 1.650%	5.7780	07/06/29	1,129,726
700,000	Mizuho Financial Group, Inc.(a)	TSFR3M + 1.532%	4.2540	09/11/29	675,591
300,000	Mizuho Financial Group, Inc.(a)	TSFR3M + 1.772%	2.2010	07/10/31	250,443
500,000	Mizuho Financial Group, Inc.(a)	H15T1Y + 1.900%	5.7480	07/06/34	518,231
1,000,000	Natwest Group plc(a)	H15T1Y + 2.550%	3.0730	05/22/28	934,757
1,400,000	NatWest Group plc(a)	H15T1Y + 1.950%	5.8080	09/13/29	1,432,749
1,100,000	NatWest Group plc(a)	US0003M + 1.871%	4.4450	05/08/30	1,057,240
700,000	PNC Bank NA		4.0500	07/26/28	674,247
400,000	PNC Bank NA		2.7000	10/22/29	353,826

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 86.6% (Continued)
	BANKING — 16.5% (Continued)
500,000	PNC Financial Services Group, Inc.(a)	SOFRRATE + 1.620%	5.3540	12/02/28	$506,816
800,000	PNC Financial Services Group, Inc.		3.4500	04/23/29	749,432
1,300,000	PNC Financial Services Group, Inc.		2.5500	01/22/30	1,139,336
200,000	PNC Financial Services Group, Inc.(a)	SOFRRATE + 0.979%	2.3070	04/23/32	166,017
400,000	PNC Financial Services Group, Inc.(a)	SOFRINDX + 2.140%	6.0370	10/28/33	419,517
300,000	PNC Financial Services Group, Inc.(a)	SOFRRATE + 1.933%	5.0680	01/24/34	295,136
400,000	PNC Financial Services Group, Inc.(a)	SOFRRATE + 2.284%	6.8750	10/20/34	445,078
500,000	Royal Bank of Canada		3.6250	05/04/27	484,497
600,000	Royal Bank of Canada		4.2400	08/03/27	591,579
600,000	Royal Bank of Canada		6.0000	11/01/27	627,262
500,000	Royal Bank of Canada		4.9000	01/12/28	504,678
800,000	Royal Bank of Canada		5.2000	08/01/28	814,834
800,000	Royal Bank of Canada		5.0000	05/02/33	802,054
400,000	Santander Holdings USA, Inc.		4.4000	07/13/27	389,052
400,000	Santander Holdings USA, Inc.(a)	SOFRRATE + 1.249%	2.4900	01/06/28	365,896
500,000	Santander Holdings USA, Inc.(a)	SOFRRATE + 2.356%	6.4990	03/09/29	517,676
600,000	Santander UK Group Holdings plc(a)	SOFRRATE + 1.220%	2.4690	01/11/28	551,252
600,000	Santander UK Group Holdings plc(a)	US0003M + 1.400%	3.8230	11/03/28	565,373
300,000	Sumitomo Mitsui Financial Group, Inc.		3.4460	01/11/27	289,396
600,000	Sumitomo Mitsui Financial Group, Inc.		3.3520	10/18/27	568,523
1,100,000	Sumitomo Mitsui Financial Group, Inc.		5.5200	01/13/28	1,125,523
700,000	Sumitomo Mitsui Financial Group, Inc.		3.9440	07/19/28	678,395
1,100,000	Sumitomo Mitsui Financial Group, Inc.		5.7160	09/14/28	1,136,587
1,000,000	Sumitomo Mitsui Financial Group, Inc.		3.0400	07/16/29	910,476
300,000	Sumitomo Mitsui Financial Group, Inc.		5.7100	01/13/30	311,624
1,000,000	Sumitomo Mitsui Financial Group, Inc.		2.7500	01/15/30	885,952
500,000	Sumitomo Mitsui Financial Group, Inc.		2.1300	07/08/30	421,935
800,000	Sumitomo Mitsui Financial Group, Inc.		5.7660	01/13/33	838,988
500,000	Sumitomo Mitsui Financial Group, Inc.		2.9300	09/17/41	378,273
300,000	Toronto-Dominion Bank		1.9500	01/12/27	279,027

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 86.6% (Continued)
	BANKING — 16.5% (Continued)
1,000,000	Toronto-Dominion Bank		4.1080	06/08/27	$981,274
1,500,000	Toronto-Dominion Bank		4.6930	09/15/27	1,497,580
500,000	Toronto-Dominion Bank		3.2000	03/10/32	440,350
600,000	Toronto-Dominion Bank		4.4560	06/08/32	577,560
700,000	Truist Bank		2.2500	03/11/30	583,632
200,000	Truist Financial Corporation		1.1250	08/03/27	176,041
500,000	Truist Financial Corporation(a)	SOFRRATE + 1.368%	4.1230	06/06/28	486,804
800,000	Truist Financial Corporation(a)	SOFRRATE + 1.435%	4.8730	01/26/29	789,977
700,000	Truist Financial Corporation(a)	SOFRRATE + 0.862%	1.8870	06/07/29	610,232
200,000	Truist Financial Corporation(a)	SOFRRATE + 2.446%	7.1610	10/30/29	215,965
500,000	Truist Financial Corporation		1.9500	06/05/30	417,463
200,000	Truist Financial Corporation(a)	SOFRRATE + 2.300%	6.1230	10/28/33	208,047
400,000	Truist Financial Corporation(a)	SOFRRATE + 1.852%	5.1220	01/26/34	389,426
300,000	Truist Financial Corporation(a)	SOFRRATE + 2.361%	5.8670	06/08/34	307,080
400,000	US Bancorp		3.1500	04/27/27	379,899
300,000	US Bancorp(a)	SOFRRATE + 0.730%	2.2150	01/27/28	276,367
500,000	US Bancorp		3.9000	04/26/28	483,607
800,000	US Bancorp(a)	SOFRRATE + 1.660%	4.5480	07/22/28	789,444
700,000	US Bancorp(a)	SOFRRATE + 1.230%	4.6530	02/01/29	689,738
800,000	US Bancorp(a)	SOFRRATE + 2.020%	5.7750	06/12/29	819,655
300,000	US Bancorp Series Y		3.0000	07/30/29	270,872
300,000	US Bancorp		1.3750	07/22/30	241,700
500,000	US Bancorp(a)	SOFRRATE + 2.090%	5.8500	10/21/33	516,914
600,000	US Bancorp(a)	SOFRRATE + 1.600%	4.8390	02/01/34	576,480
500,000	US Bancorp(a)	SOFRRATE + 2.260%	5.8360	06/12/34	515,622
600,000	Wachovia Corporation		5.5000	08/01/35	610,079
300,000	Wells Fargo & Company Series O		4.3000	07/22/27	294,699

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 86.6% (Continued)
	BANKING — 16.5% (Continued)
900,000	Wells Fargo & Company(a)	SOFRRATE + 1.510%	3.5260	03/24/28	$862,508
800,000	Wells Fargo & Company(a)	TSFR3M + 1.572%	3.5840	05/22/28	765,860
900,000	Wells Fargo & Company(a)	SOFRRATE + 2.100%	2.3930	06/02/28	830,366
800,000	Wells Fargo & Company(a)	SOFRRATE + 1.980%	4.8080	07/25/28	795,209
800,000	Wells Fargo & Company Series Q		4.1500	01/24/29	776,892
1,100,000	Wells Fargo & Company(a)	SOFRRATE + 1.740%	5.5740	07/25/29	1,124,338
1,800,000	Wells Fargo & Company(a)	TSFR3M + 1.432%	2.8790	10/30/30	1,603,600
1,300,000	Wells Fargo & Company(a)	TSFR3M + 1.262%	2.5720	02/11/31	1,130,911
200,000	Wells Fargo & Company(a)	SOFRRATE + 4.032%	4.4780	04/04/31	194,061
1,600,000	Wells Fargo & Company(a)	SOFRRATE + 1.500%	3.3500	03/02/33	1,403,410
1,100,000	Wells Fargo & Company(a)	SOFRRATE + 2.020%	5.3890	04/24/34	1,109,043
1,300,000	Wells Fargo & Company(a)	SOFRRATE + 1.990%	5.5570	07/25/34	1,325,898
700,000	Wells Fargo & Company(a)	SOFRRATE + 2.060%	6.4910	10/23/34	762,713
1,900,000	Wells Fargo & Company(a)	SOFRRATE + 2.530%	3.0680	04/30/41	1,445,397
700,000	Wells Fargo & Company		5.3750	11/02/43	688,131
900,000	Wells Fargo & Company		5.6060	01/15/44	903,608
700,000	Wells Fargo & Company		4.6500	11/04/44	622,190
800,000	Wells Fargo & Company		3.9000	05/01/45	667,628
700,000	Wells Fargo & Company		4.9000	11/17/45	642,885
900,000	Wells Fargo & Company		4.4000	06/14/46	767,966
1,800,000	Wells Fargo & Company(a)	TSFR3M + 4.502%	5.0130	04/04/51	1,715,294
1,100,000	Wells Fargo & Company(a)	SOFRRATE + 2.130%	4.6110	04/25/53	985,098
1,600,000	Westpac Banking Corporation		5.4570	11/18/27	1,648,590
1,100,000	Westpac Banking Corporation		2.9630	11/16/40	772,622
					196,946,355
	BEVERAGES — 2.1%
3,000,000	Anheuser-Busch Companies, LLC / Anheuser-Busch		4.7000	02/01/36	2,955,888
500,000	Anheuser-Busch InBev Worldwide, Inc.		4.9000	01/23/31	513,226
700,000	Anheuser-Busch InBev Worldwide, Inc.		8.2000	01/15/39	932,380

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 86.6% (Continued)
	BEVERAGES — 2.1% (Continued)
1,000,000	Anheuser-Busch InBev Worldwide, Inc.		5.4500	01/23/39	$1,050,732
1,000,000	Anheuser-Busch InBev Worldwide, Inc.		4.9500	01/15/42	993,503
1,400,000	Anheuser-Busch InBev Worldwide, Inc.		4.4390	10/06/48	1,269,679
1,600,000	Anheuser-Busch InBev Worldwide, Inc.		5.5500	01/23/49	1,693,500
1,000,000	Anheuser-Busch InBev Worldwide, Inc.		5.8000	01/23/59	1,097,916
1,000,000	Coca-Cola Company		1.0000	03/15/28	881,004
700,000	Coca-Cola Company		2.1250	09/06/29	627,215
800,000	Coca-Cola Company		3.4500	03/25/30	760,724
800,000	Coca-Cola Company		1.6500	06/01/30	680,735
400,000	Coca-Cola Company B		2.0000	03/05/31	343,033
400,000	Coca-Cola Company		1.3750	03/15/31	326,407
500,000	Coca-Cola Company		2.2500	01/05/32	431,129
500,000	Coca-Cola Company		2.5000	06/01/40	373,109
1,100,000	Coca-Cola Company		3.0000	03/05/51	805,042
600,000	Constellation Brands, Inc.		2.2500	08/01/31	500,387
500,000	Constellation Brands, Inc.		4.9000	05/01/33	496,369
500,000	Diageo Capital plc		2.3750	10/24/29	445,827
500,000	Diageo Capital plc		2.0000	04/29/30	431,692
400,000	Diageo Capital plc		5.5000	01/24/33	421,404
500,000	Diageo Capital plc		5.6250	10/05/33	533,691
800,000	Keurig Dr Pepper, Inc.		3.2000	05/01/30	732,449
600,000	Keurig Dr Pepper, Inc.		4.0500	04/15/32	569,254
700,000	Keurig Dr Pepper, Inc.		3.8000	05/01/50	550,095
500,000	Keurig Dr Pepper, Inc.		4.5000	04/15/52	440,495
700,000	Molson Coors Beverage Company		5.0000	05/01/42	673,832
600,000	Molson Coors Beverage Company		4.2000	07/15/46	507,953
900,000	PepsiCo, Inc.		2.7500	03/19/30	818,892
700,000	PepsiCo, Inc.		1.6250	05/01/30	592,217
600,000	PepsiCo, Inc.		3.9000	07/18/32	576,419
1,100,000	PepsiCo, Inc.		2.6250	10/21/41	812,355
600,000	PepsiCo, Inc.		2.8750	10/15/49	427,862
600,000	PepsiCo, Inc.		2.7500	10/21/51	410,732
					25,677,147

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 86.6% (Continued)
	BIOTECH & PHARMA — 6.5%
600,000	AbbVie, Inc.		2.9500	11/21/26	$575,207
900,000	AbbVie, Inc.		4.2500	11/14/28	895,089
2,100,000	AbbVie, Inc.		3.2000	11/21/29	1,956,690
1,700,000	AbbVie, Inc.		4.5500	03/15/35	1,663,889
300,000	AbbVie, Inc.		4.0500	11/21/39	270,928
1,800,000	AbbVie, Inc.		4.7500	03/15/45	1,709,055
2,100,000	AbbVie, Inc.		4.7000	05/14/45	1,990,194
2,900,000	AbbVie, Inc.		4.2500	11/21/49	2,545,632
1,400,000	Amgen, Inc.		5.1500	03/02/28	1,425,047
800,000	Amgen, Inc.		1.6500	08/15/28	706,487
900,000	Amgen, Inc.		4.0500	08/18/29	875,735
1,500,000	Amgen, Inc.		2.4500	02/21/30	1,328,035
600,000	Amgen, Inc.		2.3000	02/25/31	511,920
300,000	Amgen, Inc.		2.0000	01/15/32	246,181
400,000	Amgen, Inc.		4.2000	03/01/33	379,092
1,500,000	Amgen, Inc.		5.2500	03/02/33	1,529,293
800,000	Amgen, Inc.		3.1500	02/21/40	622,071
1,500,000	Amgen, Inc.		2.8000	08/15/41	1,084,742
1,300,000	Amgen, Inc.		5.6000	03/02/43	1,336,249
600,000	Amgen, Inc.		4.6630	06/15/51	537,098
1,100,000	Amgen, Inc.		4.2000	02/22/52	912,487
600,000	Amgen, Inc.		5.6500	03/02/53	618,429
1,000,000	Amgen, Inc.		4.4000	02/22/62	835,725
800,000	Amgen, Inc.		5.7500	03/02/63	825,115
1,200,000	Astrazeneca Finance, LLC		1.7500	05/28/28	1,075,840
1,100,000	AstraZeneca plc		1.3750	08/06/30	911,470
1,600,000	AstraZeneca plc		4.0000	09/18/42	1,423,855
800,000	AstraZeneca plc		3.0000	05/28/51	579,533
2,100,000	Bristol-Myers Squibb Company		1.1250	11/13/27	1,865,910
2,600,000	Bristol-Myers Squibb Company		3.9000	02/20/28	2,551,913
1,200,000	Bristol-Myers Squibb Company		4.1250	06/15/39	1,078,689
3,000,000	Bristol-Myers Squibb Company		2.3500	11/13/40	2,071,249
300,000	Bristol-Myers Squibb Company		3.9000	03/15/62	230,015
700,000	Bristol-Myers Squibb Company		6.4000	11/15/63	803,565

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 86.6% (Continued)
	BIOTECH & PHARMA — 6.5% (Continued)
500,000	Eli Lilly & Company		4.7000	02/27/33	$509,034
700,000	Eli Lilly & Company		4.8750	02/27/53	703,804
800,000	Eli Lilly & Company		4.9500	02/27/63	811,059
1,000,000	Gilead Sciences, Inc.		1.6500	10/01/30	835,003
1,800,000	Gilead Sciences, Inc.		4.5000	02/01/45	1,649,215
1,500,000	Gilead Sciences, Inc.		4.7500	03/01/46	1,412,312
1,100,000	Gilead Sciences, Inc.		5.5500	10/15/53	1,167,660
1,400,000	GlaxoSmithKline Capital, Inc.		6.3750	05/15/38	1,625,925
700,000	Johnson & Johnson		2.9500	03/03/27	676,339
800,000	Johnson & Johnson		0.9500	09/01/27	714,367
1,000,000	Johnson & Johnson		2.9000	01/15/28	956,446
1,100,000	Johnson & Johnson		3.4000	01/15/38	965,972
400,000	Johnson & Johnson		2.1000	09/01/40	281,957
1,300,000	Johnson & Johnson		3.7000	03/01/46	1,107,902
900,000	Merck & Company, Inc.		1.7000	06/10/27	827,146
1,600,000	Merck & Company, Inc.		3.4000	03/07/29	1,528,038
200,000	Merck & Company, Inc.		3.9000	03/07/39	181,074
1,400,000	Merck & Company, Inc.		2.3500	06/24/40	1,002,829
1,600,000	Merck & Company, Inc.		5.0000	05/17/53	1,602,797
1,100,000	Merck & Company, Inc.		5.1500	05/17/63	1,117,273
500,000	Mylan, Inc.		4.5500	04/15/28	488,319
500,000	Mylan, Inc.		5.2000	04/15/48	418,443
500,000	Novartis Capital Corporation		2.2000	08/14/30	440,088
1,100,000	Pfizer Investment Enterprises Pte Ltd.		4.4500	05/19/28	1,097,526
200,000	Pfizer Investment Enterprises Pte Ltd.		4.6500	05/19/30	200,526
1,400,000	Pfizer Investment Enterprises Pte Ltd.		4.7500	05/19/33	1,397,905
1,200,000	Pfizer Investment Enterprises Pte Ltd.		5.1100	05/19/43	1,193,757
2,500,000	Pfizer Investment Enterprises Pte Ltd.		5.3000	05/19/53	2,534,923
1,100,000	Pfizer Investment Enterprises Pte Ltd.		5.3400	05/19/63	1,099,436
300,000	Pfizer, Inc.		3.6000	09/15/28	291,432
800,000	Pfizer, Inc.		3.4500	03/15/29	765,090
600,000	Pfizer, Inc.		3.9000	03/15/39	532,356
1,000,000	Pfizer, Inc.		7.2000	03/15/39	1,233,387
700,000	Pfizer, Inc.		4.3000	06/15/43	638,890

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 86.6% (Continued)
	BIOTECH & PHARMA — 6.5% (Continued)
800,000	Pfizer, Inc.		4.4000	05/15/44	$748,707
900,000	Pfizer, Inc.		4.1250	12/15/46	792,937
1,000,000	Pfizer, Inc.		4.0000	03/15/49	855,619
1,400,000	Royalty Pharma plc		3.3000	09/02/40	1,053,663
300,000	Takeda Pharmaceutical Company Ltd.		5.0000	11/26/28	304,186
700,000	Takeda Pharmaceutical Company Ltd.		2.0500	03/31/30	599,845
300,000	Takeda Pharmaceutical Company Ltd.		3.0250	07/09/40	230,494
400,000	Takeda Pharmaceutical Company Ltd.		3.1750	07/09/50	283,148
800,000	Viatris, Inc.		3.8500	06/22/40	604,996
1,000,000	Wyeth, LLC		6.5000	02/01/34	1,131,526
900,000	Zoetis, Inc.		4.7000	02/01/43	845,548
					77,431,328
	CABLE & SATELLITE — 2.6%
500,000	Charter Communications Operating, LLC / Charter		2.2500	01/15/29	431,719
400,000	Charter Communications Operating, LLC / Charter		5.0500	03/30/29	393,436
300,000	Charter Communications Operating, LLC / Charter		2.8000	04/01/31	248,078
600,000	Charter Communications Operating, LLC / Charter		6.3840	10/23/35	604,604
300,000	Charter Communications Operating, LLC / Charter		5.3750	04/01/38	271,833
1,000,000	Charter Communications Operating, LLC / Charter		3.5000	06/01/41	697,473
700,000	Charter Communications Operating, LLC / Charter		3.5000	03/01/42	480,621
1,200,000	Charter Communications Operating, LLC / Charter		6.4840	10/23/45	1,152,929
900,000	Charter Communications Operating, LLC / Charter		5.3750	05/01/47	752,413
500,000	Charter Communications Operating, LLC / Charter		5.1250	07/01/49	399,451
1,100,000	Charter Communications Operating, LLC / Charter		4.8000	03/01/50	839,544
700,000	Charter Communications Operating, LLC / Charter		5.2500	04/01/53	574,431
1,100,000	Charter Communications Operating, LLC / Charter		4.4000	12/01/61	739,321
800,000	Charter Communications Operating, LLC / Charter		5.5000	04/01/63	649,299
1,000,000	Comcast Corporation		3.3000	02/01/27	966,362
1,000,000	Comcast Corporation		3.3000	04/01/27	963,984
2,600,000	Comcast Corporation		4.1500	10/15/28	2,562,000
500,000	Comcast Corporation		2.6500	02/01/30	449,412
700,000	Comcast Corporation		3.4000	04/01/30	652,923
400,000	Comcast Corporation		4.2500	10/15/30	391,076
300,000	Comcast Corporation		1.9500	01/15/31	251,585

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 86.6% (Continued)
	CABLE & SATELLITE — 2.6% (Continued)
600,000	Comcast Corporation		5.5000	11/15/32	$631,886
1,000,000	Comcast Corporation		4.2500	01/15/33	961,058
800,000	Comcast Corporation		4.6500	02/15/33	798,088
300,000	Comcast Corporation		4.8000	05/15/33	300,712
700,000	Comcast Corporation		4.2000	08/15/34	665,866
500,000	Comcast Corporation		4.4000	08/15/35	479,811
400,000	Comcast Corporation		3.2000	07/15/36	336,416
900,000	Comcast Corporation		3.9000	03/01/38	801,341
900,000	Comcast Corporation		3.2500	11/01/39	724,661
1,100,000	Comcast Corporation		3.7500	04/01/40	941,074
1,000,000	Comcast Corporation		3.4000	07/15/46	766,493
1,100,000	Comcast Corporation		4.0000	08/15/47	920,529
900,000	Comcast Corporation		3.9690	11/01/47	746,447
700,000	Comcast Corporation		4.0000	03/01/48	579,790
1,000,000	Comcast Corporation		3.9990	11/01/49	824,202
1,300,000	Comcast Corporation		3.4500	02/01/50	978,631
600,000	Comcast Corporation		5.3500	05/15/53	610,914
800,000	Comcast Corporation		2.9870	11/01/63	503,945
1,200,000	Comcast Corporation		5.5000	05/15/64	1,229,846
500,000	Time Warner Cable, LLC		6.5500	05/01/37	499,733
500,000	Time Warner Cable, LLC		7.3000	07/01/38	523,926
500,000	Time Warner Cable, LLC		6.7500	06/15/39	496,346
400,000	Time Warner Cable, LLC		5.8750	11/15/40	363,075
400,000	Time Warner Cable, LLC		5.5000	09/01/41	351,885
600,000	Time Warner Cable, LLC		4.5000	09/15/42	473,964
					30,983,133
	CHEMICALS — 1.0%
600,000	Air Products and Chemicals, Inc.		2.0500	05/15/30	521,695
2,600,000	Celanese US Holdings, LLC		6.1650	07/15/27	2,664,414
100,000	CF Industries, Inc.		5.1500	03/15/34	98,595
200,000	CF Industries, Inc.		4.9500	06/01/43	183,272
800,000	Dow Chemical Company (The)		2.1000	11/15/30	681,756
200,000	Dow Chemical Company (The)		6.9000	05/15/53	237,100
700,000	DuPont de Nemours, Inc.		4.7250	11/15/28	706,366

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 86.6% (Continued)
	CHEMICALS — 1.0% (Continued)
900,000	DuPont de Nemours, Inc.		5.3190	11/15/38	$904,745
1,000,000	DuPont de Nemours, Inc.		5.4190	11/15/48	1,003,893
600,000	Ecolab, Inc.		2.7000	11/01/26	575,529
700,000	International Flavors & Fragrances, Inc.		5.0000	09/26/48	598,517
1,300,000	LYB International Finance BV		5.2500	07/15/43	1,233,138
400,000	LYB International Finance III, LLC		3.3750	10/01/40	307,158
300,000	Nutrien Ltd.		4.9000	03/27/28	301,506
600,000	Nutrien Ltd.		5.0000	04/01/49	563,309
500,000	Nutrien Ltd.		5.8000	03/27/53	521,338
1,200,000	Sherwin-Williams Company		4.5000	06/01/47	1,077,331
					12,179,662
	COMMERCIAL SUPPORT SERVICES — 0.3%
600,000	Republic Services, Inc.		3.9500	05/15/28	587,623
200,000	Republic Services, Inc.		1.7500	02/15/32	160,530
500,000	Republic Services, Inc.		5.0000	04/01/34	504,885
300,000	Waste Connections, Inc.		4.2000	01/15/33	287,776
500,000	Waste Connections, Inc.		2.9500	01/15/52	345,127
600,000	Waste Management, Inc.		4.8750	02/15/29	610,819
300,000	Waste Management, Inc.		4.6250	02/15/30	301,476
400,000	Waste Management, Inc.		4.1500	04/15/32	385,159
600,000	Waste Management, Inc.		4.8750	02/15/34	603,688
					3,787,083
	CONTAINERS & PACKAGING — 0.1%
600,000	Amcor Flexibles North America, Inc.		2.6900	05/25/31	516,761
1,100,000	WRKCo, Inc.		4.9000	03/15/29	1,104,881
					1,621,642
	DIVERSIFIED INDUSTRIALS — 0.5%
400,000	3M Company		2.8750	10/15/27	376,444
800,000	3M Company		3.3750	03/01/29	746,321
800,000	3M Company		3.2500	08/26/49	574,380
1,000,000	Emerson Electric Company		2.0000	12/21/28	894,455
1,000,000	Honeywell International, Inc.		4.5000	01/15/34	988,957
500,000	Honeywell International, Inc.		2.8000	06/01/50	371,321
800,000	Illinois Tool Works, Inc.		3.9000	09/01/42	710,680

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 86.6% (Continued)
	DIVERSIFIED INDUSTRIALS — 0.5% (Continued)
600,000	Parker-Hannifin Corporation		4.2500	09/15/27	$593,685
700,000	Parker-Hannifin Corporation		3.2500	06/14/29	655,601
600,000	Parker-Hannifin Corporation		4.5000	09/15/29	599,086
					6,510,930
	E-COMMERCE DISCRETIONARY — 1.3%
1,700,000	Amazon.com, Inc.		3.3000	04/13/27	1,650,595
1,500,000	Amazon.com, Inc.		1.6500	05/12/28	1,351,347
1,000,000	Amazon.com, Inc.		3.4500	04/13/29	964,602
1,300,000	Amazon.com, Inc.		1.5000	06/03/30	1,098,401
700,000	Amazon.com, Inc.		2.1000	05/12/31	598,023
700,000	Amazon.com, Inc.		3.6000	04/13/32	660,390
700,000	Amazon.com, Inc.		4.7000	12/01/32	712,198
600,000	Amazon.com, Inc.		3.8750	08/22/37	552,248
1,000,000	Amazon.com, Inc.		2.8750	05/12/41	775,591
800,000	Amazon.com, Inc.		4.9500	12/05/44	818,160
1,400,000	Amazon.com, Inc.		4.0500	08/22/47	1,247,420
1,400,000	Amazon.com, Inc.		3.1000	05/12/51	1,024,377
1,000,000	Amazon.com, Inc.		3.9500	04/13/52	855,579
900,000	Amazon.com, Inc.		4.2500	08/22/57	802,225
600,000	Amazon.com, Inc.		2.7000	06/03/60	383,417
500,000	Amazon.com, Inc.		3.2500	05/12/61	359,203
200,000	Amazon.com, Inc.		4.1000	04/13/62	171,817
600,000	eBay, Inc.		2.7000	03/11/30	534,730
800,000	eBay, Inc.		4.0000	07/15/42	657,035
					15,217,358
	ELEC & GAS MARKETING & TRADING — 0.1%
600,000	Consolidated Edison Company of New York, Inc.		4.4500	03/15/44	534,562
700,000	Consolidated Edison Company of New York, Inc.		3.6000	06/15/61	519,988
					1,054,550
	ELECTRIC UTILITIES — 3.0%
900,000	AES Corporation		5.4500	06/01/28	912,050
300,000	American Electric Power Company, Inc.		5.6250	03/01/33	309,420
700,000	Avangrid, Inc.		3.8000	06/01/29	658,654
200,000	Berkshire Hathaway Energy Company		3.7000	07/15/30	187,852

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 86.6% (Continued)
	ELECTRIC UTILITIES — 3.0% (Continued)
700,000	Berkshire Hathaway Energy Company		5.1500	11/15/43	$694,123
600,000	Berkshire Hathaway Energy Company		4.4500	01/15/49	521,118
600,000	Berkshire Hathaway Energy Company		4.2500	10/15/50	499,340
600,000	Berkshire Hathaway Energy Company		4.6000	05/01/53	529,795
200,000	Constellation Energy Generation, LLC		5.6000	03/01/28	205,915
400,000	Constellation Energy Generation, LLC		6.2500	10/01/39	427,712
100,000	Constellation Energy Generation, LLC		5.6000	06/15/42	99,449
300,000	Constellation Energy Generation, LLC		6.5000	10/01/53	335,670
600,000	Dominion Energy, Inc.		3.3750	04/01/30	548,638
600,000	Dominion Energy, Inc.		2.2500	08/15/31	494,676
400,000	DTE Energy Company Series C		4.8750	06/01/28	401,550
500,000	Duke Energy Carolinas, LLC		5.3000	02/15/40	506,017
500,000	Duke Energy Carolinas, LLC		5.3500	01/15/53	502,900
300,000	Duke Energy Corporation		2.4500	06/01/30	261,346
300,000	Duke Energy Corporation		2.5500	06/15/31	255,215
400,000	Duke Energy Corporation		4.5000	08/15/32	384,330
100,000	Duke Energy Corporation		3.3000	06/15/41	76,461
700,000	Duke Energy Corporation		3.7500	09/01/46	539,043
500,000	Duke Energy Corporation		5.0000	08/15/52	462,368
400,000	Duke Energy Corporation		6.1000	09/15/53	431,396
500,000	Duke Energy Florida, LLC		6.4000	06/15/38	556,621
600,000	Emera US Finance, L.P.		4.7500	06/15/46	495,692
800,000	Eversource Energy		5.4500	03/01/28	814,624
200,000	Eversource Energy		5.1250	05/15/33	196,754
400,000	Exelon Corporation		5.3000	03/15/33	404,113
300,000	Florida Power & Light Company		2.4500	02/03/32	255,719
300,000	Florida Power & Light Company		5.1000	04/01/33	308,027
400,000	Florida Power & Light Company		4.8000	05/15/33	401,742
800,000	Florida Power & Light Company		3.1500	10/01/49	577,964
600,000	Florida Power & Light Company		5.3000	04/01/53	616,063
200,000	Georgia Power Company		4.6500	05/16/28	200,371
400,000	Georgia Power Company		5.1250	05/15/52	394,491
800,000	MidAmerican Energy Company		5.8500	09/15/54	874,004
400,000	National Grid plc		5.8090	06/12/33	416,339

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 86.6% (Continued)
	ELECTRIC UTILITIES — 3.0% (Continued)
800,000	NextEra Energy Capital Holdings, Inc.		3.5500	05/01/27	$770,550
1,000,000	NextEra Energy Capital Holdings, Inc.		2.7500	11/01/29	895,071
600,000	NextEra Energy Capital Holdings, Inc.		2.2500	06/01/30	512,674
300,000	NextEra Energy Capital Holdings, Inc.		5.0000	07/15/32	298,574
300,000	NextEra Energy Capital Holdings, Inc.		5.0500	02/28/33	299,046
600,000	NextEra Energy Capital Holdings, Inc.		5.2500	02/28/53	577,580
300,000	Northern States Power Company		5.1000	05/15/53	297,445
1,100,000	Pacific Gas and Electric Company		2.1000	08/01/27	995,639
800,000	Pacific Gas and Electric Company		3.0000	06/15/28	733,959
800,000	Pacific Gas and Electric Company		6.1000	01/15/29	829,309
1,400,000	Pacific Gas and Electric Company		4.5500	07/01/30	1,337,802
1,600,000	Pacific Gas and Electric Company		3.2500	06/01/31	1,389,316
1,700,000	Pacific Gas and Electric Company		4.5000	07/01/40	1,463,906
300,000	Pacific Gas and Electric Company		3.3000	08/01/40	222,110
200,000	Pacific Gas and Electric Company		3.9500	12/01/47	149,253
800,000	Pacific Gas and Electric Company		4.9500	07/01/50	696,572
500,000	PacifiCorporation		5.3500	12/01/53	474,339
600,000	PacifiCorporation		5.5000	05/15/54	580,896
300,000	PPL Electric Utilities Corporation		5.2500	05/15/53	302,262
400,000	Public Service Company of Colorado		5.2500	04/01/53	393,416
500,000	San Diego Gas & Electric Company		5.3500	04/01/53	500,260
300,000	Sempra		3.2500	06/15/27	284,983
400,000	Sempra		3.4000	02/01/28	380,936
800,000	Sempra		3.8000	02/01/38	679,842
400,000	Sempra		4.0000	02/01/48	323,252
800,000	Southern California Edison Company		4.0000	04/01/47	649,634
500,000	Southern California Edison Company		4.1250	03/01/48	411,680
600,000	Southern California Edison Company		3.6500	02/01/50	456,703
500,000	Southern Company		3.7000	04/30/30	470,252
300,000	Southern Company		5.2000	06/15/33	303,504
800,000	Southern Company		4.4000	07/01/46	702,140
600,000	Virginia Electric and Power Company		5.4500	04/01/53	611,375
					35,751,842

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 86.6% (Continued)
	ELECTRICAL EQUIPMENT — 0.4%
600,000	Amphenol Corporation		2.8000	02/15/30	$543,739
400,000	Amphenol Corporation		2.2000	09/15/31	333,445
1,000,000	Carrier Global Corporation		2.7220	02/15/30	892,902
300,000	Carrier Global Corporation		2.7000	02/15/31	261,890
700,000	Carrier Global Corporation		3.3770	04/05/40	560,772
800,000	Carrier Global Corporation		3.5770	04/05/50	612,301
700,000	Otis Worldwide Corporation		2.5650	02/15/30	619,594
500,000	Otis Worldwide Corporation		3.1120	02/15/40	396,593
					4,221,236
	ENTERTAINMENT CONTENT — 1.6%
200,000	Discovery Communications, LLC		3.6250	05/15/30	181,279
400,000	Discovery Communications, LLC		5.3000	05/15/49	346,586
400,000	Discovery Communications, LLC		4.6500	05/15/50	320,939
700,000	Discovery Communications, LLC		4.0000	09/15/55	494,315
1,100,000	Fox Corporation		4.7090	01/25/29	1,090,832
200,000	Fox Corporation		6.5000	10/13/33	215,571
500,000	Fox Corporation		5.4760	01/25/39	489,428
200,000	Fox Corporation		5.5760	01/25/49	191,858
600,000	Paramount Global		4.9500	01/15/31	567,245
500,000	Paramount Global		4.2000	05/19/32	444,768
1,000,000	Paramount Global		4.3750	03/15/43	721,542
400,000	Time Warner Cable Enterprises, LLC		8.3750	07/15/33	458,565
600,000	TWDC Enterprises 18 Corporation		4.1250	06/01/44	528,530
700,000	Walt Disney Company		2.2000	01/13/28	647,884
900,000	Walt Disney Company		3.8000	03/22/30	867,810
700,000	Walt Disney Compan		2.6500	01/13/31	620,614
400,000	Walt Disney Company		6.2000	12/15/34	447,344
400,000	Walt Disney Company		6.4000	12/15/35	454,092
600,000	Walt Disney Company		6.6500	11/15/37	697,755
300,000	Walt Disney Company		4.6250	03/23/40	288,884
700,000	Walt Disney Company		3.5000	05/13/40	579,690
700,000	Walt Disney Company		4.7000	03/23/50	664,971
1,200,000	Walt Disney Company		3.6000	01/13/51	938,543
700,000	Walt Disney Company		3.8000	05/13/60	552,396

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 86.6% (Continued)
	ENTERTAINMENT CONTENT — 1.6% (Continued)
900,000	Warnermedia Holdings, Inc.		3.7550	03/15/27	$864,687
400,000	Warnermedia Holdings, Inc.		4.0540	03/15/29	378,589
1,200,000	Warnermedia Holdings, Inc.		4.2790	03/15/32	1,097,812
1,300,000	Warnermedia Holdings, Inc.		5.0500	03/15/42	1,150,716
2,100,000	Warnermedia Holdings, Inc.		5.1410	03/15/52	1,799,996
900,000	Warnermedia Holdings, Inc.		5.3910	03/15/62	773,420
					18,876,661
	FOOD — 1.0%
900,000	Conagra Brands, Inc.		5.4000	11/01/48	859,318
800,000	General Mills, Inc.		2.8750	04/15/30	721,091
700,000	General Mills, Inc.		4.9500	03/29/33	700,256
600,000	Hormel Foods Corporation		1.8000	06/11/30	508,244
400,000	J M Smucker Company		5.9000	11/15/28	418,320
300,000	J M Smucker Company		6.2000	11/15/33	324,525
400,000	J M Smucker Company		6.5000	11/15/43	445,351
400,000	J M Smucker Company		6.5000	11/15/53	451,733
500,000	JBS USA LUX S.A. / JBS USA Food Company / JBS(b)		6.7500	03/15/34	526,573
500,000	JBS USA LUX S.A. / JBS USA Food Company / JBS(b)		7.2500	11/15/53	544,928
400,000	JBS USA LUX S.A. / JBS USA Food Company / JBS USA		5.5000	01/15/30	391,041
400,000	JBS USA LUX S.A. / JBS USA Food Company / JBS USA		3.6250	01/15/32	340,787
200,000	JBS USA LUX S.A. / JBS USA Food Company / JBS USA		3.0000	05/15/32	162,663
400,000	JBS USA LUX S.A. / JBS USA Food Company / JBS USA		4.3750	02/02/52	297,982
500,000	JBS USA LUX S.A. / JBS USA Food Company / JBS USA		6.5000	12/01/52	503,434
2,600,000	Kraft Heinz Foods Company		4.3750	06/01/46	2,244,455
700,000	Mondelez International, Inc.		2.6250	03/17/27	661,135
700,000	Mondelez International, Inc.		3.0000	03/17/32	616,509
1,200,000	Tyson Foods, Inc.		5.1000	09/28/48	1,083,197
					11,801,542
	GAS & WATER UTILITIES — 0.2%
800,000	American Water Capital Corporation		4.4500	06/01/32	786,611
200,000	CenterPoint Energy Resources Corporation		5.2500	03/01/28	204,775
500,000	NiSource, Inc.		3.4900	05/15/27	481,721
300,000	NiSource, Inc.		5.2500	03/30/28	306,000
300,000	NiSource, Inc.		4.3750	05/15/47	257,397

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 86.6% (Continued)
	GAS & WATER UTILITIES — 0.2% (Continued)
200,000	NiSource, Inc.		3.9500	03/30/48	$159,206
					2,195,710
	HEALTH CARE FACILITIES & SERVICES — 4.1%
400,000	Aetna, Inc.		6.6250	06/15/36	447,719
1,500,000	Centene Corporation		4.6250	12/15/29	1,438,370
900,000	Centene Corporation		3.3750	02/15/30	805,782
1,100,000	Centene Corporation		3.0000	10/15/30	952,919
900,000	Centene Corporation		2.6250	08/01/31	747,141
400,000	Cigna Group		3.4000	03/01/27	384,628
2,100,000	Cigna Group		4.3750	10/15/28	2,070,752
900,000	Cigna Group		2.3750	03/15/31	764,293
500,000	Cigna Group		5.4000	03/15/33	516,124
900,000	Cigna Group		4.8000	08/15/38	866,752
1,200,000	Cigna Group		3.2000	03/15/40	924,734
1,400,000	Cigna Group		3.4000	03/15/51	1,016,947
1,500,000	CVS Health Corporation		5.0000	01/30/29	1,517,173
1,200,000	CVS Health Corporation		5.1250	02/21/30	1,211,688
100,000	CVS Health Corporation		5.2500	01/30/31	101,664
1,600,000	CVS Health Corporation		5.3000	06/01/33	1,620,867
400,000	CVS Health Corporation		4.7800	03/25/38	375,492
1,200,000	CVS Health Corporation		4.1250	04/01/40	1,017,920
300,000	CVS Health Corporation		2.7000	08/21/40	211,208
1,600,000	CVS Health Corporation		5.3000	12/05/43	1,546,170
1,000,000	CVS Health Corporation		5.0500	03/25/48	917,938
1,500,000	CVS Health Corporation		5.8750	06/01/53	1,540,680
700,000	CVS Health Corporation		6.0000	06/01/63	726,728
1,100,000	Elevance Health, Inc.		4.1010	03/01/28	1,079,823
900,000	Elevance Health, Inc.		4.7500	02/15/33	890,428
1,100,000	Elevance Health, Inc.		3.7000	09/15/49	863,087
1,400,000	Elevance Health, Inc.		3.1250	05/15/50	988,166
900,000	Elevance Health, Inc.		5.1250	02/15/53	881,973
800,000	HCA, Inc.		3.1250	03/15/27	760,752
1,000,000	HCA, Inc.		5.2000	06/01/28	1,009,812
1,500,000	HCA, Inc.		4.1250	06/15/29	1,430,994

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 86.6% (Continued)
	HEALTH CARE FACILITIES & SERVICES — 4.1% (Continued)
1,200,000	HCA, Inc.		2.3750	07/15/31	$993,953
1,100,000	HCA, Inc.		5.5000	06/01/33	1,117,287
1,400,000	HCA, Inc.		3.5000	07/15/51	981,601
1,200,000	HCA, Inc.		5.9000	06/01/53	1,221,429
700,000	Humana, Inc.		1.3500	02/03/27	632,683
900,000	Humana, Inc.		3.7000	03/23/29	854,925
800,000	Humana, Inc.		5.8750	03/01/33	837,272
600,000	UnitedHealth Group, Inc.		5.2500	02/15/28	619,150
1,000,000	UnitedHealth Group, Inc.		4.2500	01/15/29	991,368
800,000	UnitedHealth Group, Inc.		4.0000	05/15/29	780,325
1,200,000	UnitedHealth Group, Inc.		2.3000	05/15/31	1,030,203
1,000,000	UnitedHealth Group, Inc.		4.5000	04/15/33	984,244
900,000	UnitedHealth Group, Inc.		4.6250	07/15/35	899,465
500,000	UnitedHealth Group, Inc.		3.5000	08/15/39	422,965
400,000	UnitedHealth Group, Inc.		2.7500	05/15/40	302,134
700,000	UnitedHealth Group, Inc.		4.2500	03/15/43	634,555
1,200,000	UnitedHealth Group, Inc.		4.7500	07/15/45	1,157,970
1,500,000	UnitedHealth Group, Inc.		5.8750	02/15/53	1,668,049
1,500,000	UnitedHealth Group, Inc.		5.0500	04/15/53	1,489,460
1,100,000	UnitedHealth Group, Inc.		3.8750	08/15/59	881,126
1,300,000	UnitedHealth Group, Inc.		6.0500	02/15/63	1,482,724
					49,611,612
	HOUSEHOLD PRODUCTS — 0.5%
700,000	Haleon US Capital, LLC		4.0000	03/24/52	588,169
400,000	Kenvue, Inc.		5.0500	03/22/28	408,946
300,000	Kenvue, Inc.		5.0000	03/22/30	307,298
400,000	Kenvue, Inc.		4.9000	03/22/33	407,831
800,000	Kenvue, Inc.		5.0500	03/22/53	806,308
500,000	Kenvue, Inc.		5.2000	03/22/63	508,428
300,000	Procter & Gamble Company		3.0000	03/25/30	279,833
500,000	Procter & Gamble Company		4.0500	01/26/33	491,378
800,000	Unilever Capital Corporation		5.9000	11/15/32	872,340
700,000	Unilever Capital Corporation		5.0000	12/08/33	718,202
					5,388,733

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 86.6% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 4.6%
600,000	Bank of New York Mellon Corporation(a)	SOFRRATE + 1.598%	6.3170	10/25/29	$637,157
300,000	Bank of New York Mellon Corporation(a)	SOFRRATE + 1.845%	6.4740	10/25/34	331,258
300,000	Brookfield Finance, Inc.		4.8500	03/29/29	299,000
300,000	Brookfield Finance, Inc.		4.3500	04/15/30	288,940
500,000	CME Group, Inc.		5.3000	09/15/43	518,359
1,000,000	Goldman Sachs Group, Inc.(a)	SOFRRATE + 1.114%	2.6400	02/24/28	932,118
1,400,000	Goldman Sachs Group, Inc.(a)	SOFRRATE + 1.846%	3.6150	03/15/28	1,343,615
1,100,000	Goldman Sachs Group, Inc. (a)	TSFR3M + 1.772%	3.6910	06/05/28	1,056,822
900,000	Goldman Sachs Group, Inc.(a)	SOFRRATE + 1.725%	4.4820	08/23/28	886,958
800,000	Goldman Sachs Group, Inc.(a)	SOFRRATE + 1.770%	6.4840	10/24/29	849,211
1,400,000	Goldman Sachs Group, Inc.		2.6000	02/07/30	1,231,799
600,000	Goldman Sachs Group, Inc.		3.8000	03/15/30	564,596
1,100,000	Goldman Sachs Group, Inc(a)	SOFRRATE + 1.090%	1.9920	01/27/32	895,056
1,500,000	Goldman Sachs Group, Inc.(a)	SOFRRATE + 1.281%	2.6150	04/22/32	1,265,115
1,500,000	Goldman Sachs Group, Inc.(a)	SOFRRATE + 1.248%	2.3830	07/21/32	1,235,971
1,400,000	Goldman Sachs Group, Inc.(a)	SOFRRATE + 1.264%	2.6500	10/21/32	1,171,104
1,800,000	Goldman Sachs Group, Inc.(a)	SOFRRATE + 1.410%	3.1020	02/24/33	1,550,016
500,000	Goldman Sachs Group, Inc.(a)	SOFRRATE + 1.950%	6.5610	10/24/34	550,639
800,000	Goldman Sachs Group, Inc.(a)	TSFR3M + 1.635%	4.0170	10/31/38	706,455
500,000	Goldman Sachs Group, Inc.(a)	TSFR3M + 1.692%	4.4110	04/23/39	455,022
1,500,000	Goldman Sachs Group, Inc.		6.2500	02/01/41	1,667,297
700,000	Goldman Sachs Group, Inc.(a)	SOFRRATE + 1.513%	3.2100	04/22/42	539,955
800,000	Goldman Sachs Group, Inc.(a)	SOFRRATE + 1.472%	2.9080	07/21/42	591,061
900,000	Goldman Sachs Group, Inc.(a)	SOFRRATE + 1.632%	3.4360	02/24/43	709,298
600,000	Goldman Sachs Group, Inc.		4.8000	07/08/44	571,427
700,000	Goldman Sachs Group, Inc.		5.1500	05/22/45	687,553
500,000	Goldman Sachs Group, Inc.		4.7500	10/21/45	473,943

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 86.6% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 4.6% (Continued)
500,000	Intercontinental Exchange, Inc.		4.0000	09/15/27	$488,431
400,000	Intercontinental Exchange, Inc.		1.8500	09/15/32	316,553
600,000	Intercontinental Exchange, Inc.		2.6500	09/15/40	440,218
500,000	Intercontinental Exchange, Inc.		4.2500	09/21/48	435,353
700,000	Intercontinental Exchange, Inc.		3.0000	06/15/50	488,146
700,000	Intercontinental Exchange, Inc.		4.9500	06/15/52	681,085
500,000	Intercontinental Exchange, Inc.		5.2000	06/15/62	503,270
1,500,000	Jefferies Financial Group, Inc.		5.8750	07/21/28	1,550,515
600,000	Morgan Stanley		3.9500	04/23/27	583,822
500,000	Morgan Stanley(a)	SOFRRATE + 1.000%	2.4750	01/21/28	466,184
800,000	Morgan Stanley(a)	SOFRRATE + 1.610%	4.2100	04/20/28	781,503
800,000	Morgan Stanley Series I(a)	SOFRRATE + 2.240%	6.2960	10/18/28	836,554
1,100,000	Morgan Stanley(a)	TSFR3M + 1.402%	3.7720	01/24/29	1,051,837
700,000	Morgan Stanley(a)	SOFRRATE + 1.730%	5.1230	02/01/29	702,480
800,000	Morgan Stanley(a)	SOFRRATE + 1.590%	5.1640	04/20/29	805,131
700,000	Morgan Stanley Series I(a)	SOFRRATE + 1.630%	5.4490	07/20/29	712,963
300,000	Morgan Stanley(a)	SOFRRATE + 1.830%	6.4070	11/01/29	317,841
1,300,000	Morgan Stanley(a)	TSFR3M + 1.890%	4.4310	01/23/30	1,267,091
1,400,000	Morgan Stanley Series GMTN(a)	SOFRRATE + 1.143%	2.6990	01/22/31	1,228,138
1,000,000	Morgan Stanley(a)	SOFRRATE + 3.120%	3.6220	04/01/31	922,553
900,000	Morgan Stanley(a)	SOFRRATE + 1.034%	1.7940	02/13/32	722,523
300,000	Morgan Stanley		7.2500	04/01/32	349,582
900,000	Morgan Stanley(a)	SOFRRATE + 1.020%	1.9280	04/28/32	725,407
1,300,000	Morgan Stanley(a)	SOFRRATE + 1.178%	2.2390	07/21/32	1,065,306
900,000	Morgan Stanley(a)	SOFRRATE + 1.200%	2.5110	10/20/32	749,114
800,000	Morgan Stanley(a)	SOFRRATE + 2.076%	4.8890	07/20/33	783,072
1,100,000	Morgan Stanley(a)	SOFRRATE + 2.560%	6.3420	10/18/33	1,186,098

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 86.6% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 4.6% (Continued)
1,200,000	Morgan Stanley(a)	SOFRRATE + 1.870%	5.2500	04/21/34	$1,199,993
700,000	Morgan Stanley(a)	SOFRRATE + 1.880%	5.4240	07/21/34	709,213
500,000	Morgan Stanley(a)	SOFRRATE + 2.050%	6.6270	11/01/34	553,111
800,000	Morgan Stanley(a)	US0003M + 1.455%	3.9710	07/22/38	701,183
1,000,000	Morgan Stanley		6.3750	07/24/42	1,143,717
900,000	Morgan Stanley		4.3000	01/27/45	802,872
800,000	Morgan Stanley		4.3750	01/22/47	713,312
700,000	Morgan Stanley(a)	SOFRRATE + 4.840%	5.5970	03/24/51	751,657
500,000	Nasdaq, Inc.		5.3500	06/28/28	512,702
600,000	Nasdaq, Inc.		5.5500	02/15/34	621,151
400,000	Nasdaq, Inc.		5.9500	08/15/53	427,275
400,000	Nasdaq, Inc.		6.1000	06/28/63	431,318
1,600,000	Nomura Holdings, Inc.		2.1720	07/14/28	1,407,678
1,200,000	Nomura Holdings, Inc.		2.9990	01/22/32	1,011,472
500,000	Northern Trust Corporation		4.0000	05/10/27	493,145
400,000	Northern Trust Corporation		6.1250	11/02/32	430,894
500,000	State Street Corporation		2.4000	01/24/30	446,215
					54,527,423
	INSURANCE — 1.5%
1,000,000	American International Group, Inc.		5.1250	03/27/33	1,011,698
600,000	Aon Corp / Aon Global Holdings plc		3.9000	02/28/52	472,893
700,000	Aon Corporation		2.8000	05/15/30	622,041
600,000	Arch Capital Group Ltd.		3.6350	06/30/50	460,459
1,700,000	Berkshire Hathaway Finance Corporation		1.4500	10/15/30	1,421,397
500,000	Berkshire Hathaway Finance Corporation		4.2000	08/15/48	452,625
2,600,000	Berkshire Hathaway Finance Corporation		2.8500	10/15/50	1,795,389
600,000	Chubb Corporation		6.0000	05/11/37	667,139
700,000	Chubb INA Holdings, Inc.		4.3500	11/03/45	647,650
400,000	Corebridge Financial, Inc.		3.9000	04/05/32	360,225
1,600,000	Equitable Holdings, Inc.		4.3500	04/20/28	1,557,178
800,000	Everest Reinsurance Holdings, Inc.		3.5000	10/15/50	586,009
800,000	Manulife Financial Corporation		3.7030	03/16/32	741,258

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 86.6% (Continued)
	INSURANCE — 1.5% (Continued)
400,000	Marsh & McLennan Companies, Inc.		4.9000	03/15/49	$382,690
600,000	Marsh & McLennan Companies, Inc.		5.7000	09/15/53	644,532
400,000	MetLife, Inc.		5.3750	07/15/33	413,197
700,000	MetLife, Inc.		6.3750	06/15/34	781,408
900,000	MetLife, Inc.		4.8750	11/13/43	876,297
500,000	MetLife, Inc.		4.0500	03/01/45	431,420
300,000	MetLife, Inc.		4.6000	05/13/46	283,235
500,000	MetLife, Inc.		5.0000	07/15/52	494,052
500,000	MetLife, Inc.		5.2500	01/15/54	509,312
800,000	Prudential Financial, Inc.		5.7000	12/14/36	859,062
200,000	Prudential Financial, Inc.		4.3500	02/25/50	175,678
1,100,000	Travelers Companies, Inc.		5.3500	11/01/40	1,149,022
800,000	Willis North America, Inc.		4.6500	06/15/27	794,054
					18,589,920
	INTERNET MEDIA & SERVICES — 0.7%
1,300,000	Alphabet, Inc.		1.1000	08/15/30	1,076,013
1,000,000	Alphabet, Inc.		1.9000	08/15/40	683,116
700,000	Booking Holdings, Inc.		4.6250	04/13/30	701,916
1,000,000	Meta Platforms, Inc.		3.8500	08/15/32	945,017
700,000	Meta Platforms, Inc.		4.9500	05/15/33	715,711
1,100,000	Meta Platforms, Inc.		4.4500	08/15/52	987,633
1,000,000	Meta Platforms, Inc.		5.6000	05/15/53	1,066,455
300,000	Meta Platforms, Inc.		4.6500	08/15/62	274,610
700,000	Meta Platforms, Inc.		5.7500	05/15/63	757,580
600,000	Netflix, Inc.		5.8750	11/15/28	632,978
200,000	Netflix, Inc.		6.3750	05/15/29	215,856
					8,056,885
	LEISURE FACILITIES & SERVICES — 0.6%
400,000	Marriott International, Inc.		4.6250	06/15/30	394,368
300,000	McDonald’s Corporation		2.1250	03/01/30	262,251
400,000	McDonald’s Corporation		3.6000	07/01/30	378,194
500,000	McDonald’s Corporation		6.3000	03/01/38	564,727
800,000	McDonald’s Corporation		4.8750	12/09/45	774,099
700,000	McDonald’s Corporation		4.4500	03/01/47	629,342

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 86.6% (Continued)
	LEISURE FACILITIES & SERVICES — 0.6% (Continued)
800,000	McDonald’s Corporation		3.6250	09/01/49	$626,925
500,000	McDonald’s Corporation Series MTN		4.2000	04/01/50	430,803
400,000	McDonald’s Corporation		5.1500	09/09/52	399,383
500,000	Starbucks Corporation		4.0000	11/15/28	490,187
300,000	Starbucks Corporation		3.5500	08/15/29	286,982
400,000	Starbucks Corporation		2.2500	03/12/30	349,193
300,000	Starbucks Corporation		2.5500	11/15/30	263,058
500,000	Starbucks Corporation		4.5000	11/15/48	448,928
500,000	Starbucks Corporation		4.4500	08/15/49	443,274
500,000	Starbucks Corporation		3.5000	11/15/50	380,043
					7,121,757
	MACHINERY — 0.4%
500,000	Caterpillar, Inc.		3.8030	08/15/42	434,637
100,000	Deere & Company		3.9000	06/09/42	88,738
1,100,000	John Deere Capital Corporation		4.9500	07/14/28	1,124,992
700,000	John Deere Capital Corporation		4.7000	06/10/30	707,819
600,000	John Deere Capital Corporation		5.1500	09/08/33	623,111
500,000	Regal Rexnord Corporation(b)		6.0500	04/15/28	507,604
500,000	Regal Rexnord Corporation(b)		6.3000	02/15/30	513,787
500,000	Regal Rexnord Corporation(b)		6.4000	04/15/33	519,482
					4,520,170
	MEDICAL EQUIPMENT & DEVICES — 1.1%
600,000	Abbott Laboratories		4.7500	11/30/36	606,902
200,000	Abbott Laboratories		4.9000	11/30/46	200,392
2,000,000	Baxter International, Inc.		1.9150	02/01/27	1,833,955
500,000	Baxter International, Inc.		2.2720	12/01/28	445,574
1,700,000	Becton Dickinson & Company		2.8230	05/20/30	1,518,840
1,700,000	Becton Dickinson & Company		1.9570	02/11/31	1,409,797
400,000	DH Europe Finance II Sarl		2.6000	11/15/29	360,738
500,000	DH Europe Finance II Sarl		3.2500	11/15/39	412,201
600,000	DH Europe Finance II Sarl		3.4000	11/15/49	463,379
800,000	GE HealthCare Technologies, Inc.		5.6500	11/15/27	825,311
600,000	GE HealthCare Technologies, Inc.		5.8570	03/15/30	631,092
800,000	GE HealthCare Technologies, Inc.		5.9050	11/22/32	845,134

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 86.6% (Continued)
	MEDICAL EQUIPMENT & DEVICES — 1.1% (Continued)
500,000	GE HealthCare Technologies, Inc.		6.3770	11/22/52	$570,178
1,000,000	Thermo Fisher Scientific, Inc.		4.9770	08/10/30	1,022,148
1,200,000	Thermo Fisher Scientific, Inc.		5.0860	08/10/33	1,239,650
900,000	Zimmer Biomet Holdings, Inc.		2.6000	11/24/31	770,422
					13,155,713
	METALS & MINING — 0.9%
800,000	Barrick North America Finance, LLC		5.7500	05/01/43	845,971
700,000	Barrick PD Australia Finance Pty Ltd.		5.9500	10/15/39	742,832
700,000	BHP Billiton Finance USA Ltd.		4.7500	02/28/28	706,024
800,000	BHP Billiton Finance USA Ltd.		5.2500	09/08/30	825,217
700,000	BHP Billiton Finance USA Ltd.		4.9000	02/28/33	708,728
1,400,000	BHP Billiton Finance USA Ltd.		4.1250	02/24/42	1,253,843
500,000	Freeport-McMoRan, Inc.		5.4500	03/15/43	479,562
800,000	Newmont Corporation		2.2500	10/01/30	685,078
600,000	Newmont Corporation		2.6000	07/15/32	504,634
800,000	Newmont Corporation		4.8750	03/15/42	770,878
700,000	Rio Tinto Alcan, Inc.		6.1250	12/15/33	762,940
600,000	Rio Tinto Finance USA Ltd.		7.1250	07/15/28	661,081
800,000	Rio Tinto Finance USA Ltd.		5.2000	11/02/40	814,437
700,000	Rio Tinto Finance USA plc		4.1250	08/21/42	624,102
400,000	Rio Tinto Finance USA plc		5.1250	03/09/53	402,493
					10,787,820
	OIL & GAS PRODUCERS — 6.9%
800,000	BP Capital Markets America, Inc.		3.9370	09/21/28	779,428
900,000	BP Capital Markets America, Inc.		4.2340	11/06/28	890,818
1,600,000	BP Capital Markets America, Inc.		2.7210	01/12/32	1,383,191
1,100,000	BP Capital Markets America, Inc.		4.8930	09/11/33	1,104,626
1,400,000	BP Capital Markets America, Inc.		3.0000	02/24/50	978,188
1,800,000	BP Capital Markets America, Inc.		3.0010	03/17/52	1,242,830
1,500,000	Canadian Natural Resources Ltd.		6.2500	03/15/38	1,575,239
100,000	Cenovus Energy, Inc.		3.7500	02/15/52	73,362
600,000	Cheniere Corpus Christi Holdings, LLC		5.1250	06/30/27	603,002
1,000,000	Cheniere Corpus Christi Holdings, LLC		3.7000	11/15/29	941,474
700,000	Cheniere Energy Partners, L.P.		4.0000	03/01/31	634,731

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 86.6% (Continued)
	OIL & GAS PRODUCERS — 6.9% (Continued)
500,000	Cheniere Energy Partners, L.P.		3.2500	01/31/32	$425,217
600,000	Cheniere Energy Partners, L.P.(b)		5.9500	06/30/33	613,482
300,000	Chevron Corporation		1.9950	05/11/27	278,792
1,600,000	Chevron Corporation		2.2360	05/11/30	1,418,657
1,200,000	ConocoPhillips Company		5.0500	09/15/33	1,220,925
1,300,000	ConocoPhillips Company		3.7580	03/15/42	1,090,687
100,000	ConocoPhillips Company		5.5500	03/15/54	104,410
400,000	ConocoPhillips Company		4.0250	03/15/62	320,950
600,000	Devon Energy Corporation		4.7500	05/15/42	523,984
400,000	Diamondback Energy, Inc. B		3.2500	12/01/26	387,276
1,600,000	Diamondback Energy, Inc.		6.2500	03/15/33	1,706,128
900,000	Enbridge, Inc.		5.7000	03/08/33	930,164
600,000	Enbridge, Inc.		5.5000	12/01/46	597,868
600,000	Energy Transfer Operating, L.P.		3.7500	05/15/30	554,712
1,100,000	Energy Transfer, L.P.		5.2500	04/15/29	1,111,509
900,000	Energy Transfer, L.P.		6.1250	12/15/45	917,415
800,000	Energy Transfer, L.P.		5.3000	04/15/47	735,019
800,000	Energy Transfer, L.P.		6.0000	06/15/48	805,218
800,000	Energy Transfer, L.P.		6.2500	04/15/49	830,149
900,000	Energy Transfer, L.P.		5.0000	05/15/50	800,736
800,000	Enterprise Products Operating, LLC		4.1500	10/16/28	786,748
600,000	Enterprise Products Operating, LLC		5.3500	01/31/33	623,705
900,000	Enterprise Products Operating, LLC		4.4500	02/15/43	820,512
900,000	Enterprise Products Operating, LLC		5.1000	02/15/45	882,996
600,000	Enterprise Products Operating, LLC		4.9000	05/15/46	573,218
1,200,000	Enterprise Products Operating, LLC		4.2500	02/15/48	1,043,029
1,000,000	Enterprise Products Operating, LLC		3.3000	02/15/53	730,764
600,000	Enterprise Products Operating, LLC		3.9500	01/31/60	480,011
300,000	EQT Corporation		7.0000	02/01/30	321,914
400,000	Equinor ASA		2.3750	05/22/30	355,234
800,000	Equinor ASA		3.7000	04/06/50	648,757
1,100,000	Exxon Mobil Corporation		3.2940	03/19/27	1,069,701
3,000,000	Exxon Mobil Corporation		2.6100	10/15/30	2,682,158
500,000	Exxon Mobil Corporation		2.9950	08/16/39	401,491

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 86.6% (Continued)
	OIL & GAS PRODUCERS — 6.9% (Continued)
3,000,000	Exxon Mobil Corporation		3.4520	04/15/51	$2,307,935
2,000,000	Hess Corporation		4.3000	04/01/27	1,976,348
100,000	Hess Corporation		6.0000	01/15/40	108,815
200,000	Hess Corporation		5.6000	02/15/41	210,350
700,000	Kinder Morgan Energy Partners, L.P.		6.9500	01/15/38	774,215
700,000	Kinder Morgan Energy Partners, L.P.		5.5000	03/01/44	666,027
1,200,000	Kinder Morgan, Inc.		2.0000	02/15/31	988,604
900,000	Kinder Morgan, Inc.		5.2000	06/01/33	892,428
1,300,000	Kinder Morgan, Inc.		5.2000	03/01/48	1,187,736
600,000	Kinder Morgan, Inc.		5.4500	08/01/52	571,252
100,000	Marathon Oil Corporation		4.4000	07/15/27	97,897
300,000	Marathon Oil Corporation		6.6000	10/01/37	314,641
300,000	Marathon Petroleum Corporation		6.5000	03/01/41	326,544
800,000	MPLX, L.P.		4.8000	02/15/29	795,445
800,000	MPLX, L.P.		5.0000	03/01/33	781,411
900,000	MPLX, L.P.		5.2000	03/01/47	834,040
100,000	MPLX, L.P.		5.5000	02/15/49	96,278
900,000	MPLX, L.P.		4.9500	03/14/52	799,400
1,400,000	Occidental Petroleum Corporation		8.8750	07/15/30	1,640,516
1,100,000	Occidental Petroleum Corporation		7.5000	05/01/31	1,228,222
100,000	Occidental Petroleum Corporation		6.4500	09/15/36	106,749
900,000	ONEOK, Inc.		6.0500	09/01/33	944,444
1,000,000	ONEOK, Inc.		5.2000	07/15/48	922,782
3,000,000	Phillips 66		3.9000	03/15/28	2,922,999
200,000	Phillips 66		5.8750	05/01/42	214,340
1,100,000	Phillips 66 Company		4.9500	12/01/27	1,108,731
900,000	Plains All American Pipeline, L.P. / PAA Finance		3.8000	09/15/30	831,369
1,000,000	Sabine Pass Liquefaction LLC		5.0000	03/15/27	1,002,699
1,400,000	Sabine Pass Liquefaction, LLC		4.2000	03/15/28	1,371,509
1,400,000	Shell International Finance BV		2.7500	04/06/30	1,270,079
1,500,000	Shell International Finance BV		4.1250	05/11/35	1,419,217
2,500,000	Shell International Finance BV		4.0000	05/10/46	2,146,920
1,100,000	Shell International Finance BV		3.1250	11/07/49	792,330
1,300,000	Shell International Finance BV		3.0000	11/26/51	907,003

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 86.6% (Continued)
	OIL & GAS PRODUCERS — 6.9% (Continued)
1,800,000	Suncor Energy, Inc.		6.8500	06/01/39	$2,003,242
800,000	Targa Resources Corporation		6.1250	03/15/33	839,411
900,000	Targa Resources Corporation		4.9500	04/15/52	784,678
400,000	Targa Resources Partners, L.P. / Targa Resources		6.5000	07/15/27	407,410
400,000	Targa Resources Partners, L.P. / Targa Resources		5.5000	03/01/30	398,140
900,000	Targa Resources Partners, L.P. / Targa Resources		4.0000	01/15/32	811,913
900,000	TotalEnergies Capital International S.A.		2.8290	01/10/30	826,017
2,100,000	TotalEnergies Capital International S.A.		3.1270	05/29/50	1,514,196
2,700,000	TransCanada PipeLines Ltd.		4.6250	03/01/34	2,559,697
100,000	TransCanada PipeLines Ltd.		6.2000	10/15/37	106,210
300,000	Valero Energy Corporation		3.6500	12/01/51	219,750
800,000	Western Midstream Operating, L.P.		4.0500	02/01/30	748,371
100,000	Western Midstream Operating, L.P.		5.2500	02/01/50	89,474
1,800,000	Williams Companies, Inc. (The)		4.8500	03/01/48	1,637,574
					82,505,783
	OIL & GAS SERVICES & EQUIPMENT — 0.3%
1,300,000	Baker Hughes Holdings, LLC / Baker Hughes		3.3370	12/15/27	1,239,062
1,000,000	Halliburton Company		6.7000	09/15/38	1,165,000
1,200,000	Halliburton Company		4.7500	08/01/43	1,127,412
600,000	Halliburton Company		5.0000	11/15/45	578,768
					4,110,242
	REAL ESTATE INVESTMENT TRUSTS — 1.9%
1,400,000	Alexandria Real Estate Equities, Inc.		2.0000	05/18/32	1,108,286
500,000	American Tower Corporation		2.7500	01/15/27	471,673
900,000	American Tower Corporation		5.8000	11/15/28	933,239
800,000	American Tower Corporation		3.8000	08/15/29	754,956
400,000	American Tower Corporation		2.9000	01/15/30	356,040
300,000	American Tower Corporation		2.1000	06/15/30	251,982
200,000	American Tower Corporation		1.8750	10/15/30	163,963
500,000	American Tower Corporation		5.6500	03/15/33	516,259
400,000	American Tower Corporation		5.5500	07/15/33	410,720
400,000	American Tower Corporation		5.9000	11/15/33	422,003
900,000	Boston Properties, L.P.		3.4000	06/21/29	807,951
600,000	Boston Properties, L.P.		2.5500	04/01/32	477,070

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 86.6% (Continued)
	REAL ESTATE INVESTMENT TRUSTS — 1.9% (Continued)
800,000	Brixmor Operating Partnership, L.P.		4.0500	07/01/30	$748,559
600,000	Crown Castle, Inc.		2.9000	03/15/27	562,949
700,000	Crown Castle, Inc.		3.6500	09/01/27	666,752
700,000	Crown Castle, Inc.		5.0000	01/11/28	696,396
900,000	Crown Castle, Inc.		3.8000	02/15/28	856,081
400,000	Crown Castle, Inc.		3.3000	07/01/30	357,467
400,000	Crown Castle, Inc.		2.2500	01/15/31	330,556
200,000	Crown Castle, Inc.		2.1000	04/01/31	162,808
200,000	Crown Castle, Inc.		2.5000	07/15/31	166,651
200,000	Crown Castle, Inc.		5.1000	05/01/33	197,515
600,000	Crown Castle, Inc.		2.9000	04/01/41	428,858
800,000	Digital Realty Trust, L.P.		5.5500	01/15/28	818,032
600,000	Digital Realty Trust, L.P.		3.6000	07/01/29	562,534
700,000	Equinix, Inc.		2.1500	07/15/30	591,259
700,000	Equinix, Inc.		2.5000	05/15/31	594,239
700,000	Equinix, Inc.		3.9000	04/15/32	647,616
100,000	ERP Operating, L.P.		4.5000	07/01/44	89,868
300,000	GLP Capital, L.P. / GLP Financing II, Inc.		3.2500	01/15/32	252,583
900,000	Healthcare Realty Holdings, L.P.		2.0000	03/15/31	720,769
500,000	Healthpeak OP, LLC		5.2500	12/15/32	501,005
300,000	Prologis, L.P.		4.8750	06/15/28	304,094
300,000	Prologis, L.P.		1.2500	10/15/30	242,397
200,000	Prologis, L.P.		4.7500	06/15/33	198,878
300,000	Prologis, L.P.		5.1250	01/15/34	304,607
600,000	Prologis, L.P.		5.2500	06/15/53	605,728
500,000	Realty Income Corporation		3.2500	01/15/31	450,753
400,000	Realty Income Corporation		5.6250	10/13/32	414,998
200,000	Simon Property Group, L.P.		3.3750	06/15/27	191,996
200,000	Simon Property Group, L.P.		2.6500	07/15/30	177,080
700,000	Simon Property Group, L.P.		3.2500	09/13/49	507,385
700,000	Simon Property Group, L.P.		3.8000	07/15/50	552,274
600,000	VICI Properties, L.P.		4.7500	02/15/28	587,829
700,000	VICI Properties, L.P.		4.9500	02/15/30	679,710
400,000	VICI Properties, L.P.		5.6250	05/15/52	377,302

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 86.6% (Continued)
	REAL ESTATE INVESTMENT TRUSTS — 1.9% (Continued)
500,000	Welltower OP, LLC		2.8000	06/01/31	$432,589
					22,654,259
	REAL ESTATE SERVICES — 0.0%(c)
500,000	CBRE Services, Inc.		5.9500	08/15/34	516,595

	RETAIL - CONSUMER STAPLES — 0.9%
1,100,000	Costco Wholesale Corporation		1.6000	04/20/30	933,734
700,000	Dollar General Corporation		3.5000	04/03/30	644,833
400,000	Dollar General Corporation		5.4500	07/05/33	406,427
600,000	Dollar Tree, Inc.		2.6500	12/01/31	510,338
600,000	Kroger Company		4.4500	02/01/47	525,042
300,000	Kroger Company		3.9500	01/15/50	242,212
300,000	Target Corporation		1.9500	01/15/27	281,002
600,000	Target Corporation		2.3500	02/15/30	534,356
400,000	Target Corporation		4.5000	09/15/32	395,979
500,000	Target Corporation		2.9500	01/15/52	349,244
600,000	Target Corporation		4.8000	01/15/53	580,099
1,400,000	Walmart, Inc.		3.9500	09/09/27	1,391,828
900,000	Walmart, Inc.		1.8000	09/22/31	755,176
400,000	Walmart, Inc.		4.1500	09/09/32	395,531
700,000	Walmart, Inc.		4.1000	04/15/33	685,050
200,000	Walmart, Inc.		2.5000	09/22/41	146,496
900,000	Walmart, Inc.		2.6500	09/22/51	612,039
700,000	Walmart, Inc.		4.5000	09/09/52	666,518
700,000	Walmart, Inc.		4.5000	04/15/53	664,287
					10,720,191
	RETAIL - DISCRETIONARY — 1.2%
700,000	AutoZone, Inc.		4.7500	08/01/32	687,524
800,000	Home Depot, Inc.		3.9000	12/06/28	785,838
500,000	Home Depot, Inc.		2.7000	04/15/30	452,870
400,000	Home Depot, Inc.		4.5000	09/15/32	399,735
800,000	Home Depot, Inc.		5.8750	12/16/36	886,511
500,000	Home Depot, Inc.		4.2000	04/01/43	448,818
800,000	Home Depot, Inc.		4.8750	02/15/44	784,665

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 86.6% (Continued)
	RETAIL - DISCRETIONARY — 1.2% (Continued)
600,000	Home Depot, Inc.		4.4000	03/15/45	$553,452
700,000	Home Depot, Inc.		4.2500	04/01/46	626,720
700,000	Home Depot, Inc.		3.9000	06/15/47	592,273
500,000	Home Depot, Inc.		4.5000	12/06/48	462,257
500,000	Home Depot, Inc.		3.1250	12/15/49	364,500
700,000	Home Depot, Inc.		3.3500	04/15/50	533,732
600,000	Home Depot, Inc		3.6250	04/15/52	474,294
300,000	Home Depot, Inc.		4.9500	09/15/52	296,775
400,000	Home Depot, Inc.		3.5000	09/15/56	309,286
700,000	Lowe’s Companies, Inc.		3.1000	05/03/27	670,690
1,200,000	Lowe’s Companies, Inc.		3.6500	04/05/29	1,152,240
300,000	Lowe’s Companies, Inc.		1.7000	10/15/30	248,680
400,000	Lowe’s Companies, Inc.		2.6250	04/01/31	347,817
500,000	Lowe’s Companies, Inc. B		3.7500	04/01/32	465,332
300,000	Lowe’s Companies, Inc.		5.0000	04/15/33	303,873
400,000	Lowe’s Companies, Inc.		5.1500	07/01/33	408,530
100,000	Lowe’s Companies, Inc.		2.8000	09/15/41	73,184
1,100,000	Lowe’s Companies, Inc.		3.7000	04/15/46	871,403
700,000	Lowe’s Companies, Inc.		4.2500	04/01/52	588,750
600,000	Lowe’s Companies, Inc.		5.6250	04/15/53	622,986
300,000	Lowe’s Companies, Inc.		5.8000	09/15/62	314,435
					14,727,170
	SEMICONDUCTORS — 2.8%
500,000	Analog Devices, Inc.		2.8000	10/01/41	368,483
300,000	Analog Devices, Inc.		2.9500	10/01/51	209,917
400,000	Applied Materials, Inc.		4.3500	04/01/47	370,008
1,200,000	Broadcom, Inc.(b)		4.0000	04/15/29	1,155,181
1,400,000	Broadcom, Inc.(b)		2.4500	02/15/31	1,192,314
900,000	Broadcom, Inc.(b)		4.1500	04/15/32	848,349
700,000	Broadcom, Inc.(b)		2.6000	02/15/33	574,602
900,000	Broadcom, Inc.(b)		3.4190	04/15/33	789,027
1,100,000	Broadcom, Inc.(b)		3.4690	04/15/34	954,786
1,100,000	Broadcom, Inc.(b)		3.1370	11/15/35	903,633
1,100,000	Broadcom, Inc.(b)		3.1870	11/15/36	892,845

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 86.6% (Continued)
	SEMICONDUCTORS — 2.8% (Continued)
900,000	Broadcom, Inc.(b)		4.9260	05/15/37	$867,441
500,000	Broadcom, Inc.(b)		3.5000	02/15/41	398,551
400,000	Intel Corporation		3.7500	03/25/27	392,075
900,000	Intel Corporation		4.8750	02/10/28	912,001
500,000	Intel Corporation		2.4500	11/15/29	448,003
1,200,000	Intel Corporation		3.9000	03/25/30	1,152,227
100,000	Intel Corporation		2.0000	08/12/31	83,387
400,000	Intel Corporation		4.1500	08/05/32	386,316
700,000	Intel Corporation		5.2000	02/10/33	721,782
300,000	Intel Corporation		4.6000	03/25/40	290,178
600,000	Intel Corporation		2.8000	08/12/41	445,198
700,000	Intel Corporation		5.6250	02/10/43	742,482
600,000	Intel Corporation		4.1000	05/19/46	524,067
500,000	Intel Corporation		4.1000	05/11/47	429,308
800,000	Intel Corporation		3.7340	12/08/47	638,755
800,000	Intel Corporation		3.2500	11/15/49	579,462
800,000	Intel Corporation		4.7500	03/25/50	740,724
600,000	Intel Corporation		3.0500	08/12/51	413,831
600,000	Intel Corporation		4.9000	08/05/52	577,503
600,000	Intel Corporation		5.7000	02/10/53	633,058
400,000	Intel Corporation		4.9500	03/25/60	385,364
300,000	Intel Corporation		5.0500	08/05/62	288,328
400,000	Intel Corporation		5.9000	02/10/63	433,771
500,000	KLA Corporation		4.9500	07/15/52	490,790
300,000	KLA Corporation		5.2500	07/15/62	304,682
300,000	Lam Research Corporation		1.9000	06/15/30	256,848
400,000	Lam Research Corporation		4.8750	03/15/49	389,359
300,000	Lam Research Corporation		2.8750	06/15/50	210,681
400,000	Marvell Technology, Inc.		2.9500	04/15/31	348,568
200,000	Micron Technology, Inc.		4.1850	02/15/27	196,009
600,000	Micron Technology, Inc.		6.7500	11/01/29	647,368
400,000	Micron Technology, Inc.		4.6630	02/15/30	392,896
600,000	Micron Technology, Inc.		2.7030	04/15/32	503,293
300,000	Micron Technology, Inc.		5.8750	09/15/33	311,658

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 86.6% (Continued)
	SEMICONDUCTORS — 2.8% (Continued)
800,000	NVIDIA Corporation		2.8500	04/01/30	$734,796
300,000	NVIDIA Corporation		2.0000	06/15/31	255,794
400,000	NVIDIA Corporation		3.5000	04/01/40	345,021
700,000	NVIDIA Corporation		3.5000	04/01/50	569,311
500,000	NXP BV / NXP Funding, LLC / NXP USA, Inc.		4.3000	06/18/29	484,095
500,000	NXP BV / NXP Funding, LLC / NXP USA, Inc.		3.4000	05/01/30	456,849
500,000	NXP BV / NXP Funding, LLC / NXP USA, Inc.		2.6500	02/15/32	419,299
500,000	NXP BV / NXP Funding, LLC / NXP USA, Inc.		5.0000	01/15/33	492,662
300,000	NXP BV / NXP Funding, LLC / NXP USA, Inc.		3.2500	05/11/41	227,626
500,000	NXP BV / NXP FUNDING, LLC / NXP USA, INC.		2.5000	05/11/31	420,308
600,000	QUALCOMM, Inc.		1.3000	05/20/28	530,368
400,000	QUALCOMM, Inc.		2.1500	05/20/30	349,800
700,000	QUALCOMM, Inc.		4.8000	05/20/45	686,448
600,000	QUALCOMM, Inc.		4.3000	05/20/47	542,193
500,000	QUALCOMM, Inc.		3.2500	05/20/50	383,728
500,000	QUALCOMM, Inc.		4.5000	05/20/52	458,296
100,000	QUALCOMM, Inc.		6.0000	05/20/53	113,474
400,000	Texas Instruments, Inc. B		4.9000	03/14/33	410,516
200,000	Texas Instruments, Inc.		3.8750	03/15/39	183,531
700,000	Texas Instruments, Inc.		4.1500	05/15/48	617,618
400,000	Texas Instruments, Inc.		5.0500	05/18/63	398,917
					33,875,759
	SOFTWARE — 2.7%
600,000	Adobe, Inc.		2.3000	02/01/30	535,998
400,000	Autodesk, Inc.		2.4000	12/15/31	338,420
600,000	Intuit, Inc.		5.1250	09/15/28	616,035
300,000	Intuit, Inc.		5.2000	09/15/33	311,026
600,000	Intuit, Inc.		5.5000	09/15/53	638,797
2,300,000	Microsoft Corporation		3.3000	02/06/27	2,244,519
1,100,000	Microsoft Corporation		2.5250	06/01/50	733,112
2,600,000	Microsoft Corporation		2.9210	03/17/52	1,866,483
1,600,000	Microsoft Corporation		2.6750	06/01/60	1,053,585
1,900,000	Microsoft Corporation		3.0410	03/17/62	1,337,463
800,000	Oracle Corporation		2.8000	04/01/27	754,740

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 86.6% (Continued)
	SOFTWARE — 2.7% (Continued)
1,400,000	Oracle Corporation		3.2500	11/15/27	$1,329,594
1,200,000	Oracle Corporation		2.9500	04/01/30	1,080,824
500,000	Oracle Corporation		4.6500	05/06/30	494,615
800,000	Oracle Corporation		2.8750	03/25/31	703,819
800,000	Oracle Corporation		6.2500	11/09/32	861,610
500,000	Oracle Corporation		4.9000	02/06/33	494,509
600,000	Oracle Corporation		4.3000	07/08/34	558,114
400,000	Oracle Corporation		3.9000	05/15/35	354,248
300,000	Oracle Corporation		3.8500	07/15/36	261,490
500,000	Oracle Corporation		3.8000	11/15/37	426,392
500,000	Oracle Corporation		6.5000	04/15/38	551,687
500,000	Oracle Corporation		6.1250	07/08/39	535,431
300,000	Oracle Corporation		3.6000	04/01/40	239,505
800,000	Oracle Corporation		5.3750	07/15/40	789,535
700,000	Oracle Corporation		3.6500	03/25/41	556,090
600,000	Oracle Corporation		4.5000	07/08/44	522,057
900,000	Oracle Corporation		4.1250	05/15/45	738,361
1,100,000	Oracle Corporation		4.0000	07/15/46	884,850
900,000	Oracle Corporation		4.0000	11/15/47	716,616
1,500,000	Oracle Corporation		3.6000	04/01/50	1,102,082
1,000,000	Oracle Corporation		3.9500	03/25/51	778,044
600,000	Oracle Corporation		6.9000	11/09/52	703,270
600,000	Oracle Corporation		5.5500	02/06/53	595,870
400,000	Oracle Corporation		4.3750	05/15/55	329,430
1,100,000	Oracle Corporation		3.8500	04/01/60	797,323
700,000	Roper Technologies, Inc.		1.7500	02/15/31	572,262
900,000	Salesforce, Inc.		3.7000	04/11/28	882,038
400,000	Salesforce, Inc.		1.9500	07/15/31	336,273
600,000	Salesforce, Inc.		2.7000	07/15/41	448,660
700,000	Salesforce, Inc.		2.9000	07/15/51	485,105
400,000	VMware, LLC		3.9000	08/21/27	386,984
400,000	VMware, LLC		4.7000	05/15/30	393,842
500,000	VMware, LLC		2.2000	08/15/31	412,394
400,000	Workday, Inc.		3.5000	04/01/27	387,342

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 86.6% (Continued)
	SOFTWARE — 2.7% (Continued)
600,000	Workday, Inc.		3.7000	04/01/29	$571,582
400,000	Workday, Inc.		3.8000	04/01/32	370,820
					32,082,846
	SPECIALTY FINANCE — 0.8%
500,000	AerCap Ireland Capital DAC / AerCap Global		3.6500	07/21/27	475,779
500,000	AerCap Ireland Capital DAC / AerCap Global		5.7500	06/06/28	510,403
1,200,000	AerCap Ireland Capital DAC / AerCap Global		3.0000	10/29/28	1,087,898
200,000	AerCap Ireland Capital DAC / AerCap Global		6.1500	09/30/30	208,589
1,000,000	AerCap Ireland Capital DAC / AerCap Global		3.3000	01/30/32	857,585
700,000	AerCap Ireland Capital DAC / AerCap Global		3.4000	10/29/33	590,974
300,000	AerCap Ireland Capital DAC / AerCap Global		3.8500	10/29/41	240,067
300,000	Air Lease Corporation		2.2000	01/15/27	275,630
300,000	Air Lease Corporation		3.1250	12/01/30	261,228
600,000	Ally Financial, Inc.		2.2000	11/02/28	514,652
500,000	Ally Financial, Inc.		8.0000	11/01/31	553,281
400,000	American Express Company		3.3000	05/03/27	382,925
300,000	American Express Company		5.8500	11/05/27	312,940
900,000	American Express Company		4.0500	12/03/42	800,647
200,000	Capital One Financial Corporation		3.6500	05/11/27	191,342
500,000	Capital One Financial Corporation		3.8000	01/31/28	477,704
200,000	Capital One Financial Corporation(a)	SOFRRATE + 3.070%	7.6240	10/30/31	220,849
300,000	Discover Financial Services		4.1000	02/09/27	288,506
200,000	Discover Financial Services		6.7000	11/29/32	209,303
400,000	Discover Financial Services(a)	SOFRINDX + 3.370%	7.9640	11/02/34	445,829
400,000	Synchrony Financial		3.9500	12/01/27	374,979
300,000	Synchrony Financial		2.8750	10/28/31	238,655
					9,519,765
	TECHNOLOGY HARDWARE — 2.2%
1,000,000	Apple, Inc.		3.3500	02/09/27	974,229
1,500,000	Apple, Inc.		2.9000	09/12/27	1,433,453
1,500,000	Apple, Inc.		1.4000	08/05/28	1,330,651
1,200,000	Apple, Inc.		2.2000	09/11/29	1,080,429
700,000	Apple, Inc.		1.6500	05/11/30	598,388

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 86.6% (Continued)
	TECHNOLOGY HARDWARE — 2.2% (Continued)
700,000	Apple, Inc.		1.6500	02/08/31	$586,260
200,000	Apple, Inc.		1.7000	08/05/31	165,979
500,000	Apple, Inc.		3.3500	08/08/32	464,958
200,000	Apple, Inc.		4.5000	02/23/36	203,232
300,000	Apple, Inc.		2.3750	02/08/41	218,248
1,200,000	Apple, Inc.		3.8500	05/04/43	1,054,861
700,000	Apple, Inc.		4.4500	05/06/44	675,577
800,000	Apple, Inc.		3.4500	02/09/45	659,652
900,000	Apple, Inc.		4.3750	05/13/45	850,714
1,400,000	Apple, Inc.		4.6500	02/23/46	1,372,895
900,000	Apple, Inc.		3.8500	08/04/46	776,556
400,000	Apple, Inc.		4.2500	02/09/47	370,557
600,000	Apple, Inc.		3.7500	09/12/47	505,406
600,000	Apple, Inc.		3.7500	11/13/47	508,377
700,000	Apple, Inc.		2.9500	09/11/49	504,372
1,000,000	Apple, Inc.		2.6500	05/11/50	675,684
1,200,000	Apple, Inc.		2.6500	02/08/51	807,513
800,000	Apple, Inc.		2.7000	08/05/51	541,106
600,000	Apple, Inc.		3.9500	08/08/52	515,025
500,000	Apple, Inc.		4.8500	05/10/53	504,544
300,000	Apple, Inc.		2.5500	08/20/60	194,999
200,000	Apple, Inc.		2.8500	08/05/61	134,593
200,000	CDW, LLC / CDW Finance Corporation		2.6700	12/01/26	187,210
300,000	CDW, LLC / CDW Finance Corporation		3.5690	12/01/31	263,504
800,000	Cisco Systems, Inc.		5.9000	02/15/39	885,470
900,000	Cisco Systems, Inc.		5.5000	01/15/40	958,903
300,000	Corning, Inc.		4.3750	11/15/57	262,093
400,000	Corning, Inc.		5.4500	11/15/79	387,663
1,400,000	Dell International, LLC / EMC Corporation		5.2500	02/01/28	1,429,874
400,000	Dell International, LLC / EMC Corporation		5.3000	10/01/29	409,379
800,000	Dell International, LLC / EMC Corporation		5.7500	02/01/33	839,613
700,000	Dell International, LLC / EMC Corporation		3.4500	12/15/51	502,269
600,000	Hewlett Packard Enterprise Company		6.3500	10/15/45	638,763
900,000	HP, Inc.		5.5000	01/15/33	920,083

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 86.6% (Continued)
	TECHNOLOGY HARDWARE — 2.2% (Continued)
500,000	Motorola Solutions, Inc.		2.3000	11/15/30	$421,451
400,000	Motorola Solutions, Inc.		2.7500	05/24/31	340,656
					26,155,189
	TECHNOLOGY SERVICES — 2.0%
500,000	Automatic Data Processing, Inc.		1.7000	05/15/28	451,257
200,000	Automatic Data Processing, Inc.		1.2500	09/01/30	164,325
500,000	Broadridge Financial Solutions, Inc.		2.9000	12/01/29	450,178
400,000	Broadridge Financial Solutions, Inc.		2.6000	05/01/31	339,794
400,000	Equifax, Inc.		5.1000	12/15/27	403,447
400,000	Equifax, Inc.		2.3500	09/15/31	331,646
400,000	Fidelity National Information Services, Inc.		2.2500	03/01/31	337,235
300,000	Fidelity National Information Services, Inc.		5.1000	07/15/32	306,309
500,000	Fidelity National Information Services, Inc.		3.1000	03/01/41	371,071
800,000	Fiserv, Inc.		5.4500	03/02/28	820,681
1,300,000	Fiserv, Inc.		3.5000	07/01/29	1,219,062
400,000	Fiserv, Inc.		2.6500	06/01/30	351,680
300,000	Fiserv, Inc.		5.6000	03/02/33	310,839
500,000	Fiserv, Inc.		5.6250	08/21/33	520,488
800,000	Global Payments, Inc.		2.9000	05/15/30	704,418
400,000	Global Payments, Inc.		2.9000	11/15/31	340,794
500,000	Global Payments, Inc.		5.4000	08/15/32	505,299
300,000	Global Payments, Inc.		5.9500	08/15/52	305,522
300,000	International Business Machines Corporation		4.5000	02/06/28	300,530
1,200,000	International Business Machines Corporation		3.5000	05/15/29	1,142,097
400,000	International Business Machines Corporation		1.9500	05/15/30	342,354
200,000	International Business Machines Corporation		4.7500	02/06/33	200,660
600,000	International Business Machines Corporation		4.1500	05/15/39	544,979
800,000	International Business Machines Corporation		4.0000	06/20/42	695,220
1,100,000	International Business Machines Corporation		4.2500	05/15/49	956,313
300,000	International Business Machines Corporation		4.9000	07/27/52	286,535
400,000	Leidos, Inc.		4.3750	05/15/30	383,253
200,000	Leidos, Inc.		5.7500	03/15/33	206,326
400,000	Mastercard, Inc.		3.3000	03/26/27	388,126
600,000	Mastercard, Inc.		4.8750	03/09/28	616,776

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 86.6% (Continued)
	TECHNOLOGY SERVICES — 2.0% (Continued)
800,000	Mastercard, Inc.		2.9500	06/01/29	$748,620
600,000	Mastercard, Inc.		3.3500	03/26/30	567,710
200,000	Mastercard, Inc.		3.6500	06/01/49	165,325
400,000	Mastercard, Inc.		3.8500	03/26/50	342,005
800,000	PayPal Holdings, Inc.		2.8500	10/01/29	728,394
400,000	PayPal Holdings, Inc.		2.3000	06/01/30	347,254
300,000	PayPal Holdings, Inc.		4.4000	06/01/32	295,187
400,000	PayPal Holdings, Inc.		3.2500	06/01/50	293,229
300,000	PayPal Holdings, Inc.		5.0500	06/01/52	295,221
500,000	RELX Capital, Inc.		4.0000	03/18/29	487,610
300,000	RELX Capital, Inc.		3.0000	05/22/30	273,486
300,000	S&P Global, Inc. B		2.9000	03/01/32	264,197
400,000	S&P Global, Inc.(b)		5.2500	09/15/33	414,204
300,000	S&P Global, Inc.		3.7000	03/01/52	240,226
400,000	Visa, Inc.		1.9000	04/15/27	372,574
600,000	Visa, Inc.		2.7500	09/15/27	569,814
900,000	Visa, Inc.		2.0500	04/15/30	788,408
300,000	Visa, Inc.		4.1500	12/14/35	289,645
200,000	Visa, Inc.		2.7000	04/15/40	152,280
1,300,000	Visa, Inc.		4.3000	12/14/45	1,195,947
500,000	Visa, Inc.		3.6500	09/15/47	415,498
					23,544,048
	TELECOMMUNICATIONS — 5.4%
2,900,000	AT&T, Inc.		2.7500	06/01/31	2,519,506
3,000,000	AT&T, Inc.		2.5500	12/01/33	2,432,945
2,100,000	AT&T, Inc.		5.4000	02/15/34	2,153,024
3,000,000	AT&T, Inc.		3.5000	09/15/53	2,141,067
3,000,000	AT&T, Inc.		3.5500	09/15/55	2,130,077
2,900,000	AT&T, Inc.		3.8000	12/01/57	2,137,230
2,800,000	AT&T, Inc.		3.6500	09/15/59	1,975,787
400,000	Bell Telephone Company of Canada or Bell Canada		5.1000	05/11/33	406,740
500,000	Bell Telephone Company of Canada or Bell Canada		4.4640	04/01/48	445,660
300,000	Bell Telephone Company of Canada or Bell Canada		3.6500	08/15/52	229,545
1,200,000	British Telecommunications plc		9.6250	12/15/30	1,483,010

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 86.6% (Continued)
	TELECOMMUNICATIONS — 5.4% (Continued)
1,400,000	Deutsche Telekom International Finance BV		8.7500	06/15/30	$1,667,026
900,000	Orange S.A.		9.0000	03/01/31	1,110,218
600,000	Orange S.A.		5.3750	01/13/42	610,464
300,000	Orange S.A.		5.5000	02/06/44	308,248
600,000	Rogers Communications, Inc.		3.2000	03/15/27	573,576
700,000	Rogers Communications, Inc.		5.0000	03/15/44	656,619
500,000	Rogers Communications, Inc.		4.3000	02/15/48	418,474
700,000	Rogers Communications, Inc.		4.3500	05/01/49	585,500
800,000	Rogers Communications, Inc.		3.7000	11/15/49	604,143
900,000	Sprint Capital Corporation		6.8750	11/15/28	972,994
800,000	Sprint Capital Corporation		8.7500	03/15/32	982,614
900,000	Telefonica Emisiones S.A.		7.0450	06/20/36	1,015,500
900,000	Telefonica Emisiones S.A.		5.2130	03/08/47	834,563
500,000	Telefonica Emisiones S.A.		4.8950	03/06/48	442,053
700,000	Telefonica Europe BV		8.2500	09/15/30	813,897
200,000	TELUS Corporation		3.4000	05/13/32	177,747
400,000	TELUS Corporation		4.6000	11/16/48	353,276
1,400,000	T-Mobile USA, Inc.		4.9500	03/15/28	1,411,256
1,300,000	T-Mobile USA, Inc.		4.8000	07/15/28	1,303,500
1,000,000	T-Mobile USA, Inc.		3.3750	04/15/29	929,662
2,500,000	T-Mobile USA, Inc.		3.8750	04/15/30	2,363,147
800,000	T-Mobile USA, Inc.		2.5500	02/15/31	685,560
600,000	T-Mobile USA, Inc.		3.5000	04/15/31	547,006
200,000	T-Mobile USA, Inc.		2.7000	03/15/32	170,062
500,000	T-Mobile USA, Inc.		5.2000	01/15/33	509,211
700,000	T-Mobile USA, Inc.		5.0500	07/15/33	700,252
500,000	T-Mobile USA, Inc.		5.7500	01/15/34	526,365
900,000	T-Mobile USA, Inc.		4.3750	04/15/40	811,166
1,100,000	T-Mobile USA, Inc.		3.0000	02/15/41	819,552
1,100,000	T-Mobile USA, Inc.		4.5000	04/15/50	961,716
1,100,000	T-Mobile USA, Inc.		3.3000	02/15/51	783,544
700,000	T-Mobile USA, Inc.		5.6500	01/15/53	722,228
200,000	T-Mobile USA, Inc.		5.7500	01/15/54	210,098
500,000	T-Mobile USA, Inc.		6.0000	06/15/54	546,576

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 86.6% (Continued)
	TELECOMMUNICATIONS — 5.4% (Continued)
500,000	T-Mobile USA, Inc.		3.6000	11/15/60	$360,423
300,000	T-Mobile USA, Inc.		5.8000	09/15/62	316,259
1,100,000	Verizon Communications, Inc.		3.0000	03/22/27	1,046,273
1,800,000	Verizon Communications, Inc.		2.1000	03/22/28	1,627,086
1,400,000	Verizon Communications, Inc.		3.8750	02/08/29	1,354,033
1,400,000	Verizon Communications, Inc.		4.0160	12/03/29	1,347,575
500,000	Verizon Communications, Inc.		3.1500	03/22/30	455,387
800,000	Verizon Communications, Inc.		1.5000	09/18/30	656,418
600,000	Verizon Communications, Inc.		1.6800	10/30/30	492,481
1,100,000	Verizon Communications, Inc.		1.7500	01/20/31	898,585
1,800,000	Verizon Communications, Inc.		2.3550	03/15/32	1,493,755
1,000,000	Verizon Communications, Inc.		5.0500	05/09/33	1,009,600
2,000,000	Verizon Communications, Inc.		2.6500	11/20/40	1,425,514
2,000,000	Verizon Communications, Inc.		3.4000	03/22/41	1,579,683
1,800,000	Verizon Communications, Inc.		2.8500	09/03/41	1,315,099
1,000,000	Verizon Communications, Inc.		4.0000	03/22/50	818,925
900,000	Verizon Communications, Inc.		3.8750	03/01/52	719,399
1,100,000	Verizon Communications, Inc.		3.0000	11/20/60	696,691
1,700,000	Verizon Communications, Inc.		3.7000	03/22/61	1,265,213
200,000	Vodafone Group plc		6.1500	02/27/37	216,022
1,000,000	Vodafone Group plc		4.8750	06/19/49	904,136
700,000	Vodafone Group plc		4.2500	09/17/50	574,908
					64,755,869
	TOBACCO & CANNABIS — 1.5%
1,700,000	Altria Group, Inc.		2.4500	02/04/32	1,388,853
1,600,000	Altria Group, Inc.		3.4000	02/04/41	1,183,756
400,000	Altria Group, Inc.		3.8750	09/16/46	301,508
1,300,000	Altria Group, Inc.		4.0000	02/04/61	949,490
1,900,000	BAT Capital Corporation		4.7000	04/02/27	1,886,319
1,200,000	BAT Capital Corporation		6.3430	08/02/30	1,263,286
800,000	BAT Capital Corporation		2.7260	03/25/31	670,669
700,000	BAT Capital Corporation		4.7420	03/16/32	670,035
900,000	BAT Capital Corporation		6.4210	08/02/33	943,596
200,000	BAT Capital Corporation		3.7340	09/25/40	147,413

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 86.6% (Continued)
	TOBACCO & CANNABIS — 1.5% (Continued)
100,000	BAT Capital Corporation		4.5400	08/15/47	$76,272
1,600,000	BAT Capital Corporation		3.9840	09/25/50	1,115,086
500,000	BAT International Finance plc		4.4480	03/16/28	489,145
600,000	BAT International Finance plc		5.9310	02/02/29	622,822
700,000	Philip Morris International, Inc.		5.1250	11/17/27	711,466
800,000	Philip Morris International, Inc.		4.8750	02/15/28	806,478
900,000	Philip Morris International, Inc.		3.3750	08/15/29	842,395
900,000	Philip Morris International, Inc.		5.6250	11/17/29	938,787
1,200,000	Philip Morris International, Inc.		5.3750	02/15/33	1,224,160
800,000	Philip Morris International, Inc.		5.6250	09/07/33	830,565
1,700,000	Philip Morris International, Inc.		3.8750	08/21/42	1,395,044
200,000	Reynolds American, Inc.		5.8500	08/15/45	184,875
					18,642,020
	TRANSPORTATION & LOGISTICS — 1.6%
300,000	Burlington Northern Santa Fe, LLC		5.7500	05/01/40	322,955
600,000	Burlington Northern Santa Fe, LLC		4.4500	03/15/43	556,652
400,000	Burlington Northern Santa Fe, LLC		4.9000	04/01/44	391,555
400,000	Burlington Northern Santa Fe, LLC		4.5500	09/01/44	372,393
400,000	Burlington Northern Santa Fe, LLC		4.1500	04/01/45	351,374
300,000	Burlington Northern Santa Fe, LLC		4.1250	06/15/47	260,495
400,000	Burlington Northern Santa Fe, LLC		4.1500	12/15/48	346,142
300,000	Burlington Northern Santa Fe, LLC		3.5500	02/15/50	236,455
300,000	Burlington Northern Santa Fe, LLC		4.4500	01/15/53	274,521
500,000	Burlington Northern Santa Fe, LLC		5.2000	04/15/54	509,257
300,000	Canadian National Railway Company		3.8500	08/05/32	282,943
400,000	Canadian Pacific Railway Company		1.7500	12/02/26	370,242
300,000	Canadian Pacific Railway Company B		2.4500	12/02/31	276,344
100,000	Canadian Pacific Railway Company		3.0000	12/02/41	89,106
900,000	Canadian Pacific Railway Company		3.1000	12/02/51	636,663
300,000	Canadian Pacific Railway Company		6.1250	09/15/15	329,928
400,000	CSX Corp 3.800000 11/01/2046		3.8000	11/01/46	330,400
700,000	CSX Corporation		4.2500	03/15/29	695,015
700,000	CSX Corporation		4.1000	03/15/44	608,959
400,000	CSX Corporation		4.3000	03/01/48	354,160

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 86.6% (Continued)
	TRANSPORTATION & LOGISTICS — 1.6% (Continued)
300,000	CSX Corporation		4.5000	11/15/52	$273,188
200,000	FedEx Corporation		4.2500	05/15/30	195,114
200,000	FedEx Corporation		3.2500	05/15/41	153,396
400,000	FedEx Corporation		5.1000	01/15/44	386,842
500,000	FedEx Corporation		4.7500	11/15/45	457,942
500,000	FedEx Corporation		4.5500	04/01/46	444,503
400,000	FedEx Corporation		4.0500	02/15/48	327,889
300,000	FedEx Corporation		4.9500	10/17/48	280,619
400,000	FedEx Corporation		5.2500	05/15/50	390,609
500,000	Norfolk Southern Corporation		3.0500	05/15/50	347,995
300,000	Norfolk Southern Corporation		4.5500	06/01/53	270,602
500,000	Norfolk Southern Corporation		5.3500	08/01/54	509,722
1,000,000	Southwest Airlines Company		5.1250	06/15/27	1,007,002
500,000	Union Pacific Corporation		2.4000	02/05/30	444,044
200,000	Union Pacific Corporation		2.3750	05/20/31	172,260
200,000	Union Pacific Corporation		4.5000	01/20/33	198,557
800,000	Union Pacific Corporation		3.2000	05/20/41	633,770
600,000	Union Pacific Corporation		3.2500	02/05/50	451,794
500,000	Union Pacific Corporation		3.7990	10/01/51	409,851
400,000	Union Pacific Corporation		2.9500	03/10/52	277,397
400,000	Union Pacific Corporation		3.5000	02/14/53	311,458
700,000	Union Pacific Corporation		3.8390	03/20/60	558,799
200,000	Union Pacific Corporation		3.7500	02/05/70	152,783
400,000	United Parcel Service, Inc.		3.0500	11/15/27	381,968
700,000	United Parcel Service, Inc.		6.2000	01/15/38	795,424
500,000	United Parcel Service, Inc.		3.7500	11/15/47	416,209
300,000	United Parcel Service, Inc.		4.2500	03/15/49	268,795
500,000	United Parcel Service, Inc.		5.3000	04/01/50	520,885
400,000	United Parcel Service, Inc.		5.0500	03/03/53	405,544
					19,040,520
	TRANSPORTATION EQUIPMENT — 0.1%
800,000	Westinghouse Air Brake Technologies Corporation		4.7000	09/15/28	792,793

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 86.6% (Continued)
	WHOLESALE - CONSUMER STAPLES — 0.1%
700,000	Archer-Daniels-Midland Company		3.2500	03/27/30	$641,911
400,000	Archer-Daniels-Midland Company		2.9000	03/01/32	348,837
1,100,000	Sysco Corporation		3.1500	12/14/51	770,137
					1,760,885

	TOTAL CORPORATE BONDS (Cost $964,967,078)				1,035,733,335

Shares
	SHORT-TERM INVESTMENTS — 11.3%
	MONEY MARKET FUNDS - 11.3%
134,968,023	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 5.21%(d) (Cost $134,968,023)				134,968,023

	TOTAL INVESTMENTS - 97.9% (Cost $1,099,935,101)				$1,170,701,358
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.1%				25,088,700
	NET ASSETS - 100.0%				$1,195,790,058

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation
240	CBOT 10 Year US Treasury Note	03/19/2024	$26,958,750	$661,215

	TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S/A	- Société Anonyme

H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

SOFRINDX	SOFRINDX

SOFRRATE	United States SOFR Secured Overnight Financing Rate

TSFR3M	TSFR3M

US0003M	ICE LIBOR USD 3 Month

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

(a)	Variable rate security; the rate shown represents the rate on January 31, 2024.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2024 the total market value of 144A securities is $12,216,788 or 1.0% of net assets.

(c)	Percentage rounds to less than 0.1%.

(d)	Rate disclosed is the seven-day effective yield as of January 31, 2024.

OPEN CREDIT DEFAULT SWAP AGREEMENTS (1)

OPEN CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION (2)

		Termination	Interest Rate	Notional Value at		Upfront	Unrealized
Reference Entity	Counterparty	Date	Payable	January 31, 2024	Value	Premiums Paid	Appreciation
CDX North American High Yield Series 41	GS	12/20/2028	5.00%	$11,880,000	$740,566	$318,592	$421,974
CDX North American Investment Grade Series 41	GS	12/20/2028	1.00%	75,000,000	1,540,983	1,096,167	444,816

TOTAL OPEN CREDIT DEFAULT SWAP					$2,281,549	$1,414,759	$866,790

GS - Goldman Sachs

(1)	For centrally cleared swaps, the notional amounts represent the maximum potential the Fund may pay/receive as a seller/buyer of credit protection if a credit event occurs, as defined under the terms of the swap contract, for each security included in the reference entity.

(2)	For centrally cleared swaps, w hen a credit event occurs as defined under the terms of the swap contract, the Fund as a seller of credit protection w ill either (i) pay a net amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

NAVIGATOR TACTICAL U.S. ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2024

Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 10.5%
	EQUITY - 10.5%
13,500	Vanguard S&P 500 ETF				$5,991,570

	TOTAL EXCHANGE-TRADED FUNDS (Cost $5,391,630)				5,991,570

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity
	CORPORATE BONDS — 63.4%
	AEROSPACE & DEFENSE — 1.7%
1,000,000	Boeing Company		1.9500	02/01/24	1,000,000

	AUTOMOTIVE — 5.3%
1,000,000	American Honda Finance Corporation(a)	SOFRINDX + 0.670%	5.9910	01/10/25	1,002,639
1,000,000	Ford Motor Credit Company, LLC		5.5840	03/18/24	999,716
1,000,000	Toyota Motor Credit Corporation(a)	SOFRRATE + 0.600%	5.9120	06/09/25	1,002,040
					3,004,395
	BANKING — 8.4%
785,000	Bank of Montreal(a)	SOFRINDX + 0.710%	6.0570	03/08/24	785,304
1,000,000	Citibank NA(a)	SOFRRATE + 0.805%	6.1480	09/29/25	1,003,224
1,000,000	Credit Suisse A.G.		3.6250	09/09/24	988,440
1,000,000	Morgan Stanley Bank NA(a)	SOFRRATE + 0.780%	6.1000	07/16/25	1,005,350
1,000,000	Toronto-Dominion Bank(a)	SOFRRATE + 0.355%	5.7080	03/04/24	1,000,204
					4,782,522
	BEVERAGES — 5.2%
1,000,000	Coca-Cola Europacific Partners plc(b)		0.8000	05/03/24	988,041
1,000,000	JDE Peet’s N.V.(b)		0.8000	09/24/24	967,826
1,000,000	PepsiCo, Inc.(a)	SOFRINDX + 0.400%	5.7590	11/12/24	1,001,875
					2,957,742
	BIOTECH & PHARMA — 2.6%
500,000	Amgen, Inc.		3.6250	05/22/24	497,114
1,000,000	Astrazeneca Finance, LLC		0.7000	05/28/24	984,874
					1,481,988

NAVIGATOR TACTICAL U.S. ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 63.4% (Continued)
	DIVERSIFIED INDUSTRIALS — 1.7%
1,000,000	Parker-Hannifin Corporation		3.6500	06/15/24	$992,798

	ELECTRIC UTILITIES — 4.4%
500,000	CenterPoint Energy, Inc.(a)	SOFRINDX + 0.650%	6.0090	05/13/24	500,027
1,000,000	Georgia Power Company(a)	SOFRINDX + 0.750%	6.1090	05/08/25	1,002,646
1,000,000	Public Service Enterprise Group, Inc.		2.8750	06/15/24	989,332
					2,492,005
	HEALTH CARE FACILITIES & SERVICES — 4.4%
1,000,000	Cardinal Health, Inc.		3.0790	06/15/24	990,356
1,500,000	Cigna Group		0.6130	03/15/24	1,491,331
					2,481,687
	INSURANCE — 1.7%
1,000,000	Willis North America, Inc.		3.6000	05/15/24	993,799

	LEISURE FACILITIES & SERVICES — 2.6%
1,500,000	Starbucks Corporation(a)	SOFRINDX + 0.420%	5.7780	02/14/24	1,500,056

	OIL & GAS PRODUCERS — 10.5%
1,000,000	Enbridge, Inc.(a)	SOFRINDX + 0.630%	5.9870	02/16/24	1,000,111
1,000,000	Energy Transfer, L.P.		3.9000	05/15/24	995,025
1,000,000	Kinder Morgan Energy Partners, L.P.		4.3000	05/01/24	997,086
1,000,000	Phillips 66		0.9000	02/15/24	998,171
1,000,000	Spectra Energy Partners, L.P.		4.7500	03/15/24	998,893
1,000,000	Williams Companies, Inc.		4.5500	06/24/24	995,703
					5,984,989
	REAL ESTATE INVESTMENT TRUSTS — 7.0%
1,000,000	Host Hotels & Resorts, L.P.		3.8750	04/01/24	996,992
2,000,000	Public Storage Operating Company(a)	SOFRRATE + 0.470%	5.7870	04/23/24	2,000,283
1,000,000	VICI Properties, L.P. / VICI Note Company, Inc.(b)		5.6250	05/01/24	999,465
					3,996,740

NAVIGATOR TACTICAL U.S. ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 63.4% (Continued)
	RETAIL - CONSUMER STAPLES — 0.9%
500,000	Kroger Company		4.0000	02/01/24	$500,000

	SEMICONDUCTORS — 1.8%
1,000,000	Microchip Technology, Inc.		0.9720	02/15/24	998,177

	SPECIALTY FINANCE — 1.7%
1,000,000	AerCap Ireland Capital DAC / AerCap Global		1.6500	10/29/24	971,642

	TECHNOLOGY HARDWARE — 1.7%
1,000,000	Arrow Electronics, Inc.		3.2500	09/08/24	984,829

	TRANSPORTATION EQUIPMENT — 1.8%
1,000,000	Westinghouse Air Brake Technologies Corporation		4.1500	03/15/24	998,138

	TOTAL CORPORATE BONDS (Cost $36,078,077)				36,121,507

	U.S. GOVERNMENT & AGENCIES — 1.8%
	U.S. TREASURY NOTES — 1.8%
1,000,000	United States Treasury Floating Rate Note(a)	USBMMY3M + 0.169%	5.4640	04/30/25	999,791

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $1,000,419)				999,791

	CERTIFICATE OF DEPOSIT — 1.8%
	BANKING - 1.8%
1,000,000	Toronto-Dominion Bank		5.9770	09/18/24	1,002,850

	TOTAL CERTIFICATE OF DEPOSIT (Cost $1,000,000)				1,002,850

NAVIGATOR TACTICAL U.S. ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	COMMERCIAL PAPER — 1.7%
	COMMERCIAL PAPER - 1.7%
1,000,000	Hilltop Securities Incorporated	6.4000	02/21/24	$996,333

	TOTAL COMMERCIAL PAPER (Cost $996,333)			996,333

Shares
	SHORT-TERM INVESTMENTS — 19.2%
	MONEY MARKET FUNDS - 19.2%
8,974,453	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 5.21%(c)			8,974,453
2,000,000	Federated Hermes Institutional Prime Obligations, Institutional Class, 5.42%(c)			2,001,400
	TOTAL MONEY MARKET FUNDS (Cost $10,974,453)			10,975,853

	TOTAL SHORT-TERM INVESTMENTS (Cost $10,974,453)			10,975,853

	TOTAL INVESTMENTS - 98.4% (Cost $55,440,912)			$56,087,904
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.6%			934,382
	NET ASSETS - 100.0%			$57,022,286

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation
209	CME E-Mini Standard & Poor’s 500 Index Future	03/15/2024	$50,896,725	$1,796,567
	TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

LP	- Limited Partnership

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

SOFRINDX	SOFRINDX

SOFRRATE	United States SOFR Secured Overnight Financing Rate

USBMMY3M	US Treasury 3 Month Bill Money Market Yield

(a)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2024 the total market value of 144A securities is $2,955,332 or 5.2% of net assets.

(c)	Rate disclosed is the seven-day effective yield as of January 31, 2024.

NAVIGATOR ULTRA SHORT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 90.5%
	AEROSPACE & DEFENSE — 3.1%
727,000	L3Harris Technologies, Inc.		3.9500	05/28/24	$723,447
1,250,000	Textron, Inc.		4.3000	03/01/24	1,248,526
					1,971,973
	ASSET MANAGEMENT — 2.4%
1,500,000	Charles Schwab Corporation(a)	SOFRINDX + 0.500%	5.8450	03/18/24	1,499,744

	AUTOMOTIVE — 10.0%
1,240,000	American Honda Finance Corporation(a)	SOFRINDX + 0.670%	5.9910	01/10/25	1,243,273
1,000,000	American Honda Finance Corporation(a)	SOFRINDX + 0.780%	6.0970	04/23/25	1,003,748
2,000,000	Ford Motor Credit Company, LLC		5.5840	03/18/24	1,999,431
2,000,000	Toyota Motor Credit Corporation(a)	SOFRRATE + 0.600%	5.9120	06/09/25	2,004,079
					6,250,531
	BANKING — 16.9%
780,000	Bank of Montreal(a)	SOFRINDX + 0.710%	6.0570	03/08/24	780,302
1,000,000	Bank of Nova Scotia(a)	SOFRRATE + 0.380%	5.6900	07/31/24	1,000,870
2,000,000	Citibank NA(a)	SOFRRATE + 0.805%	6.1480	09/29/25	2,006,449
2,282,000	Credit Suisse A.G.(a)	SOFRINDX + 0.390%	5.7520	02/02/24	2,282,001
1,000,000	HSBC Holdings plc(b)	TSFR3M + 1.473%	3.8030	03/11/25	997,808
500,000	KeyBank NA(b)	SOFRRATE + 0.320%	5.6650	06/14/24	496,988
2,000,000	Morgan Stanley Bank NA(a)	SOFRRATE + 0.780%	6.1000	07/16/25	2,010,699
1,000,000	Wells Fargo & Company B(b)	TSFR3M + 1.087%	2.4060	10/30/25	976,981
					10,552,098
	BEVERAGES — 1.5%
1,000,000	JDE Peet’s N.V.(c)		0.8000	09/24/24	967,826

	BIOTECH & PHARMA — 2.4%
1,500,000	Astrazeneca Finance, LLC		0.7000	05/28/24	1,477,310

NAVIGATOR ULTRA SHORT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 90.5% (Continued)
	ELECTRIC UTILITIES — 3.6%
649,000	CenterPoint Energy, Inc.(a)	SOFRINDX + 0.650%	6.0090	05/13/24	$649,035
1,000,000	Georgia Power Company(a)	SOFRINDX + 0.750%	6.1090	05/08/25	1,002,646
600,000	Public Service Enterprise Group, Inc.		2.8750	06/15/24	593,599
					2,245,280
	FOOD — 4.0%
1,000,000	Conagra Brands, Inc.		4.3000	05/01/24	996,181
1,500,000	Mondelez International, Inc. B		2.1250	03/17/24	1,493,193
					2,489,374
	HEALTH CARE FACILITIES & SERVICES — 1.6%
1,000,000	Cencora, Inc.		3.4000	05/15/24	994,061

	INSURANCE — 1.6%
1,000,000	Willis North America, Inc.		3.6000	05/15/24	993,799

	LEISURE FACILITIES & SERVICES — 3.2%
2,000,000	Starbucks Corporation(a)	SOFRINDX + 0.420%	5.7780	02/14/24	2,000,075

	LEISURE PRODUCTS — 1.5%
1,000,000	Hasbro, Inc.		3.0000	11/19/24	984,569

	MEDICAL EQUIPMENT & DEVICES — 1.6%
1,000,000	Becton Dickinson & Company		3.8750	05/15/24	994,203

	METALS & MINING — 1.6%
1,000,000	Freeport-McMoRan, Inc.		4.5500	11/14/24	991,900

	OIL & GAS PRODUCERS — 12.0%
530,000	Enbridge, Inc.		2.1500	02/16/24	529,208
2,000,000	Enbridge, Inc.(a)	SOFRINDX + 0.630%	5.9870	02/16/24	2,000,221
1,000,000	Energy Transfer, L.P.		3.9000	05/15/24	995,025
1,000,000	Kinder Morgan Energy Partners, L.P.		4.3000	05/01/24	997,086
2,000,000	Spectra Energy Partners, L.P.		4.7500	03/15/24	1,997,787

NAVIGATOR ULTRA SHORT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 90.5% (Continued)
	OIL & GAS PRODUCERS — 12.0% (Continued)
1,000,000	Williams Companies, Inc.		4.5500	06/24/24	$995,703
					7,515,030

	REAL ESTATE INVESTMENT TRUSTS — 5.2%
1,000,000	Host Hotels & Resorts, L.P.		3.8750	04/01/24	996,992
1,250,000	Public Storage Operating Company (a)	SOFRRATE + 0.470%	5.7870	04/23/24	1,250,177
1,000,000	VICI Properties, L.P. / VICI Note Company, Inc.(c)		5.6250	05/01/24	999,465
					3,246,634

	RETAIL - CONSUMER STAPLES — 1.6%
1,000,000	7-Eleven, Inc.(c)		0.8000	02/10/24	998,315

	SOFTWARE — 1.8%
1,140,000	VMware, LLC		1.0000	08/15/24	1,112,173

	SPECIALTY FINANCE — 3.7%
1,000,000	AerCap Ireland Capital DAC / AerCap Global		1.6500	10/29/24	971,642
1,336,000	American Express Company(a)	SOFRINDX + 0.720%	6.0810	05/03/24	1,337,154
					2,308,796
	TECHNOLOGY HARDWARE — 1.6%
1,000,000	Arrow Electronics, Inc.		3.2500	09/08/24	984,829

	TECHNOLOGY SERVICES — 3.2%
2,000,000	International Business Machines Corporation		3.6250	02/12/24	1,998,886

	TELECOMMUNICATIONS — 3.2%
2,000,000	Sprint, LLC		7.1250	06/15/24	2,009,862

	TRANSPORTATION & LOGISTICS — 1.6%
1,000,000	Delta Air Lines, Inc.		2.9000	10/28/24	978,336

	TRANSPORTATION EQUIPMENT — 1.6%
1,000,000	Westinghouse Air Brake Technologies Corporation		4.1500	03/15/24	998,138

NAVIGATOR ULTRA SHORT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 90.5% (Continued)
	TOTAL CORPORATE BONDS (Cost $56,471,353)				56,563,742

	MUNICIPAL BONDS — 1.2%
	SINGLE-FAMILY HOUSING — 1.2%
745,000	State of New York Mortgage Agency Homeowner		0.7500	04/01/24	740,049

	TOTAL MUNICIPAL BONDS (Cost $739,337)				740,049

	CERTIFICATE OF DEPOSIT — 3.2%
	BANKING - 3.2%
1,000,000	Toronto-Dominion Bank		5.9770	09/18/24	1,002,850
1,000,000	Toronto-Dominion Bank		5.9900	03/25/24	1,000,855
					2,003,705

	TOTAL CERTIFICATE OF DEPOSIT (Cost $2,000,000)				2,003,705

	COMMERCIAL PAPER — 3.2%
	COMMERCIAL PAPER - 3.2%
2,000,000	Hilltop Securities Incorporated		6.4000	02/21/24	1,992,667

	TOTAL COMMERCIAL PAPER (Cost $1,992,667)				1,992,667

Shares
	SHORT-TERM INVESTMENTS — 3.4%
	MONEY MARKET FUNDS - 3.4%
2,116,164	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 5.21%(d) (Cost $2,116,164)				$2,116,164

	TOTAL INVESTMENTS - 101.5% (Cost $63,319,521)				$63,416,327
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.5)%				(924,308)
	NET ASSETS - 100.0%				$62,492,019

LLC	- Limited Liability Company

LP	- Limited Partnership

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

SOFRINDX	SOFRINDX

SOFRRATE	United States SOFR Secured Overnight Financing Rate

TSFR3M	TSFR3M

(a)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(b)	Variable rate security; the rate shown represents the rate on January 31, 2024.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2024 the total market value of 144A securities is $2,965,606 or 4.7% of net assets.

(d)	Rate disclosed is the seven-day effective yield as of January 31, 2024.